UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
 (Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code: (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2015 – September 30, 2016

Item 1.  Reports to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:
Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Manager”) is pleased to present the annual shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III. The report covers the annual fiscal period ended September 30, 2016.

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

GPIM is responsible for the management of the Funds’ portfolio of investments. GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then information on the Funds.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested.  Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

ECONOMIC AND MARKET OVERVIEW (Unaudited)
Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year: A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the new Trump administration, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the 12 months ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 15.43%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.52%. The return of the MSCI Emerging Markets Index* was 16.78%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 5.19% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 12.73%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.28% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions (Unaudited)
The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Management Discussion of Fund Performance (Unaudited)

Investment Objective
The Guggenheim Strategy Fund I seeks a high level of income consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2016, the return of the Guggenheim Strategy Fund I was 1.95%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.20% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), corporate bonds, collateralized mortgage obligations, and cash equivalents. The level of cash equivalents at the end of the period was about 20%. Positive returns were driven largely by carry in asset-backed securities, corporate bonds, and mortgage-backed securities. There were no detractors from performance for the period.
A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.
Performance displayed represents past performance which is no guarantee of future results.
The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

Management Discussion of Fund Performance (Unaudited) (continued)

Investment Objective
The Guggenheim Strategy Fund II seeks a high level of income consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2016, the return of the Guggenheim Strategy Fund II was 2.40%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.20% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), corporate bonds, collateralized mortgage obligations, and cash equivalents. The Fund held a small holding in cash (10%), and a small exposure to the high yield bond market. Positive returns were driven largely by carry in asset-backed securities, corporate bonds, and mortgage-backed securities. There were no detractors from performance for the period.
A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.
Performance displayed represents past performance which is no guarantee of future results.
The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

Management Discussion of Fund Performance (Unaudited) (continued)

Investment Objective
The Guggenheim Strategy Fund III seeks a high level of income consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2016, the return of the Guggenheim Strategy Fund III was 2.94%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.20% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), collateralized mortgage obligations, corporate bonds, and cash equivalents. The Fund held a small holding in cash (6%), and a small exposure to the high yield bond market. Positive returns were driven largely by carry in asset-backed securities, mortgage-backed securities, and corporate bonds. There were no detractors from performance for the period.
A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.
Performance displayed represents past performance which is no guarantee of future results.
The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

Management Discussion of Fund Performance (Unaudited) (continued)

Investment Objective
The Guggenheim Variable Insurance Strategy Fund III seeks a high level of income consistent with the preservation of capital. There is no guarantee that the Fund will achieve this objective.

Principal Investment Strategies
The Fund intends to pursue its investment objective by investing in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., economic characteristics similar) to fixed-income markets. The average duration of the Fund will vary based on the Investment Manager’s forecast for interest rates and will normally not exceed one year. Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), mortgage-backed and asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred stock, preferred debt and convertible securities.

For the annual fiscal period ended September 30, 2016, the return of the Guggenheim Variable Insurance Strategy Fund III was 2.98%.

For comparison, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.20% for the fiscal year.

The Fund was mainly invested in short duration asset-backed securities (ABS), collateralized mortgage obligations, corporate bonds, and cash equivalents. The Fund held a small holding in cash (4%), and a small exposure to the high yield bond market. Positive returns were driven largely by carry in asset-backed securities, mortgage-backed securities, and corporate bonds. There were no detractors from performance for the period.
A majority of the Fund’s structured credit holdings feature floating rates, yields higher than traditional securitized assets like auto or credit-card receivables, and, often, investment-grade ratings. Both collateralized loan obligations and non-agency residential mortgage-backed securities offer significant downside protection by limiting credit risk with amortizing structures and interest rate risk with floating coupons.
Performance displayed represents past performance which is no guarantee of future results.
The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2016

Guggenheim Strategy Fund I

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$149,925,295	36.8%
Corporate Bonds	126,000,864	31.0%
Short-Term Investments	85,779,690	21.1%
Collateralized Mortgage Obligations	36,781,463	9.0%
Municipal Bonds	8,300,000	2.0%
Other Assets & Liabilities, net	583,998	0.1%
Total Net Assets	$407,371,310	100.0%

Average Annual Total Returns for the Periods Ended
September 30, 2016

	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund I	1.95%	1.28%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.20%	0.09%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
Station Place Securitization Trust, 1.53%	5.9%
Capital One Multi-Asset Execution Trust, 0.60%	3.8%
Fortress Credit Opportunities V CLO Ltd., 2.56%	2.9%
Chase Issuance Trust, 0.77%	2.8%
Fortress Credit Opportunities III CLO, LP, 2.56%	2.7%
Tennenbaum Senior Loan Funding III LLC, 2.28%	2.6%
Great Lakes CLO Ltd., 2.53%	2.4%
MCF CLO I LLC, 2.35%	2.2%
Golub Capital Partners CLO Ltd., 2.61%	2.1%
CSMC Series 2014-7R, 0.67%	1.9%
Top Ten Total	29.3%
“Ten Largest Holdings” excludes any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2016

Guggenheim Strategy Fund I

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2016

Guggenheim Strategy Fund II

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$186,303,405	51.8%
Corporate Bonds	68,832,529	19.1%
Collateralized Mortgage Obligations	67,774,382	18.9%
Short Term Investments	35,875,522	10.0%
Other Assets and Liabilities, net	846,123	0.2%
Total Net Assets	$359,631,961	100.0%

Average Annual Total Returns for the Periods Ended
September 30, 2016
	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	2.40%	1.61%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.20%	0.09%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
Chase Issuance Trust, 0.77%	2.4%
Dryden XXXI Senior Loan Fund, 2.03%	1.9%
LCM XII, LP, 1.89%	1.9%
CDGJ Commercial Mortgage Trust, 2.37%	1.9%
Capital One Multi-Asset Execution Trust, 0.60%	1.9%
TICP CLO III Ltd., 2.24%	1.8%
Station Place Securitization Trust, 1.53%	1.8%
Venture XVI CLO Ltd., 2.18%	1.7%
Lockwood Grove CLO Ltd., 2.08%	1.6%
Daimler Finance North America LLC, 1.47%	1.2%
Top Ten Total	18.1%
“Ten Largest Holdings” excludes any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2016

Guggenheim Strategy Fund II

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2016

Guggenheim Strategy Fund III

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$115,942,549	53.5%
Collateralized Mortgage Obligations	53,099,104	24.5%
Corporate Bonds	28,972,738	13.4%
Short Term Investments	13,404,106	6.2%
Senior Floating Rate Interests	4,152,423	1.9%
Other Assets & Liabilities, net	1,165,963	0.5%
Total Net Assets	$216,736,883	100.0%

Average Annual Total Returns for the Periods Ended
September 30, 2016
	One Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	2.94%	2.08%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.20%	0.09%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
Capital One Multi-Asset Execution Trust, 1.26%	1.8%
TICP CLO III Ltd., 2.24%	1.8%
Venture XVI CLO Ltd., 2.18%	1.7%
Capital One Multi-Asset Execution Trust, 0.60%	1.4%
CDGJ Commercial Mortgage Trust, 2.37%	1.4%
Golub Capital Partners CLO Ltd., 2.61%	1.3%
LSTAR Securities Investment Trust, 2.52%	1.1%
Lockwood Grove CLO Ltd 20214-1A, 2.08%	1.1%
Baker Street CLO II Ltd 2006-1A, 1.41%	1.0%
GS Mortgage Securities Corporation Trust, 3.77%	1.0%
Top Ten Total	13.6%
“Ten Largest Holdings” excludes any short term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2016

Guggenheim Strategy Fund III

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2016

Guggenheim Variable Insurance Strategy Fund III

Portfolio Breakdown	Value	% of Net Assets
Asset Backed Securities	$76,015,141	57.5%
Collateralized Mortgage Obligations	30,053,675	22.7%
Corporate Bonds	17,278,132	13.1%
Short Term Investments	5,354,508	4.0%
Senior Floating Rate Interests	3,207,213	2.4%
Other Assets & Liabilities, net	368,939	0.3%
Total Net Assets	$132,277,608	100.0%

Average Annual Total Returns for the Periods Ended
September 30, 2016
	One Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	2.98%	2.08%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.20%	0.09%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings
(% of Total Net Assets)
Capital One Multi-Asset Execution Trust, 1.26%	1.9%
Lockwood Grove CLO Ltd., 2.08%	1.7%
Venture XVI CLO Ltd., 2.18%	1.7%
Baker Street CLO II Ltd., 1.41%	1.6%
Capital One Multi-Asset Execution Trust, 0.60%	1.5%
Tennenbaum Senior Loan Funding III LLC, 2.28%	1.5%
Fortress Credit Opportunities V CLO Ltd., 2.56%	1.5%
CSMC, 0.68%	1.5%
CSMC, 0.67%	1.4%
FS Senior Funding Ltd., 2.47%	1.4%
Top Ten Total	15.7%
“Ten Largest Holdings” excludes any short-term securities.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (continued)	September 30, 2016

Guggenheim Variable Insurance Strategy Fund III

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged. It is not possible to invest directly in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A Fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

	Expense Ratio[1]	Fund Return	Beginning account value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund I	0.10%	1.60%	$1,000.00	$1,016.02	$0.50
Guggenheim Strategy Fund II	0.09%	2.10%	1,000.00	1,021.01	0.45
Guggenheim Strategy Fund III	0.13%	2.63%	1,000.00	1,026.27	0.66
Guggenheim Variable Insurance Strategy Fund III	0.16%	2.66%	1,000.00	1,026.56	0.81

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund I	0.10%	5.00%	$1,000.00	$1,024. 50	$0.51
Guggenheim Strategy Fund II	0.09%	5.00%	1,000.00	1,024.55	0.46
Guggenheim Strategy Fund III	0.13%	5.00%	1,000.00	1,024.35	0.66
Guggenheim Variable Insurance Strategy Fund III	0.16%	5.00%	1,000.00	1,024.20	0.81

1	Annualized.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2016

		Face
		Amount~	Value
SHORT TERM INVESTMENTS - 21.1%
COMMERCIAL PAPER†† - 12.7%
BAT International Finance plc
0.78% due 10/20/16[1]		6,800,000	6,797,201
General Mills, Inc.
0.58% due 10/03/16[1]		6,000,000	5,999,808
Hasbro, Inc.
0.53% due 10/07/16[1]		6,000,000	5,999,400
VF Corp.
0.79% due 10/11/16[1]		6,000,000	5,998,683
Ryder System, Inc.
0.68% due 10/18/16		6,000,000	5,998,073
Nissan Motor Acceptance Corp.
0.64% due 10/26/16[1]		6,000,000	5,997,333
Campbell Soup Co.
0.55% due 10/06/16[1]		5,000,000	4,999,618
PepsiCo, Inc.
0.36% due 10/17/16[1]		5,000,000	4,999,200
American Water Capital Corp.
0.67% due 10/11/16[1]		5,000,000	4,999,069
Total Commercial Paper
(Cost $51,788,385)			51,788,385
U.S. GOVERNMENT SECURITIES†† - 2.7%
United States Treasury Bill
0.00% due 11/03/16[2]		8,000,000	7,998,631
0.00% due 10/06/16[2]		3,000,000	2,999,898
Total U.S. Government Securities
(Cost $10,997,844)			10,998,529
FOREIGN GOVERMENT BONDS†† - 2.0%
Government of Japan
0.00% due 12/19/16[2]
(Cost $8,215,478)	JPY	840,000,000	8,289,505
REPURCHASE AGREEMENTS†† - 1.8%
Mizuho Securities Company Ltd.
1.49% due 09/29/16
(Cost $7,184,000)		7,184,000	7,184,000
FEDERAL AGENCY DISCOUNT NOTES†† - 1.5%
Federal Home Loan Bank
0.19% due 10/19/16[3]
(Cost $5,999,415)		6,000,000	5,999,415

	Shares	Value
MONEY MARKET INSTRUMENTS† - 0.4%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[4]
(Cost $1,519,856)	1,519,856	$1,519,856
Total Short Term Investments
(Cost $85,704,978)		85,779,690

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 36.8%
Collateralized Loan Obligations - 26.7%
Golub Capital Partners CLO Ltd.
2014-21A, 2.61% due 10/25/26[1,5]	8,750,000	$8,670,861
2015-25A, 2.58% due 08/05/27[1,5]	5,000,000	4,868,742

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
Collateralized Loan Obligations - 26.7% (continued)
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.56% due 10/15/26[1,5]	12,000,000	$11,899,453
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.56% due 04/28/26[1,5]	11,000,000	10,975,795
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[5]	10,500,000	10,480,270
Great Lakes CLO Ltd.
2014-1A, 2.53% due 04/15/25[1,5]	9,900,000	9,880,200
MCF CLO I LLC
2013-1A, 2.35% due 04/20/23[1,5]	8,883,093	8,833,756
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.86% due 04/25/25[1,5]	5,600,000	5,576,684
Lime Street CLO Corp.
2007-1A, 1.81% due 06/20/21[1,5]	6,000,000	5,494,561
NewMark Capital Funding CLO Ltd.
2013-1A, 1.96% due 06/02/25[1,5]	5,500,000	5,462,536
Monroe Capital CLO Ltd.
2014-1A, 2.50% due 10/22/26[1,5]	5,490,000	5,397,210
Baker Street CLO II Ltd.
2006-1A, 1.41% due 10/15/19[1,5]	3,750,000	3,702,847
Northwoods Capital X Ltd.
2013-10A, 2.17% due 11/04/25[1,5]	3,500,000	3,489,486
Flagship CLO VI
2007-1A, 3.25% due 06/10/21[1,5]	3,250,000	3,157,063
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[1,5]	3,000,000	2,985,550
Madison Park Funding V Ltd.
2007-5A, 2.28% due 02/26/21[1,5]	3,000,000	2,882,268
Cerberus Onshore II CLO LLC
2014-1A, 2.68% due 10/15/23[1,5]	2,645,816	2,644,177
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.31% due 07/25/25[1,5]	2,000,000	1,906,272

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
Collateralized Loan Obligations - 26.7% (continued)
ACRE Commercial Mortgage Trust
2014-FL2, 2.58% due 08/15/31[1,5]	271,012	$269,491
Total Collateralized Loan Obligations		108,577,222
Credit Card - 7.6%
Capital One Multi-Asset Execution Trust
2007-A2, 0.60% due 12/16/19[5]	15,569,000	15,570,787
2015-A6, 0.89% due 06/15/20[5]	4,000,000	4,008,698
Chase Issuance Trust
2014-A8, 0.77% due 11/15/18[5]	11,500,000	11,502,252
Total Credit Card		31,081,737
Automotive - 1.2%
CarMax Auto Owner Trust
2016-2, 0.99% due 06/17/19[5]	3,500,000	3,505,309
Mercedes-Benz Auto Lease Trust 2016-A,
0.65% due 03/15/17	730,235	730,171
Hyundai Auto Lease Securitization Trust 2016-A
2016-A, 0.68% due 02/15/17[1]	471,180	471,146
Nissan Auto Receivables Owner Trust 2016-A,
0.64% due 02/15/17	233,054	233,036
BMW Vehicle Lease Trust
2016-1, 0.63% due 02/21/17	95,394	95,394
Total Automotive		5,035,056
Collateralized Debt Obligations - 0.6%
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.13% due 11/21/40[1,5]	2,150,738	2,139,311
SRERS Funding Ltd.
2011-RS, 0.76% due 05/09/46[1,5]	488,360	476,136
Total Collateralized Debt Obligations		2,615,447
Equipment - 0.5%
John Deere Owner Trust
2016-A, 0.64% due 03/15/17	1,951,381	1,951,382

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 36.8% (continued)
Financial - 0.2%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.96% due 07/10/17[5]	668,658	$664,451
Total Asset Backed Securities
(Cost $150,523,148)		149,925,295
CORPORATE BONDS†† - 31.0%
Financial - 23.4%
Station Place Securitization Trust
1.53% due 02/25/17†††,5	24,000,000	23,988,233
JPMorgan Chase & Co.
1.71% due 03/22/19[5]	5,400,000	5,449,296
Fifth Third Bank/Cincinnati OH
1.72% due 08/20/18[5]	5,400,000	5,431,806
Lloyds Bank plc
1.70% due 01/22/19[5]	5,400,000	5,425,002
National Bank of Canada
1.70% due 12/14/18[5]	5,400,000	5,424,646
Royal Bank of Canada
1.39% due 04/15/19[5]	5,400,000	5,423,484
US Bank North America/Cincinnati OH
1.33% due 01/29/18[5]	5,400,000	5,419,953
Morgan Stanley
2.13% due 02/01/19[5]	5,300,000	5,402,481
Capital One North America/Mclean VA
1.95% due 08/17/18[5]	5,350,000	5,399,969
Santander UK plc
2.34% due 03/14/19[5]	5,300,000	5,389,332
Royal Bank of Scotland Group plc
1.78% due 03/31/17[5]	5,350,000	5,346,298
Citigroup, Inc.
1.35% due 03/10/17	5,000,000	5,003,010
Bank of America North America
1.59% due 12/07/18[5]	3,500,000	3,502,006
Berkshire Hathaway Finance Corp.
1.54% due 03/15/19[5]	3,000,000	3,040,479
Macquarie Bank Ltd.
1.65% due 03/24/17[1,5]	2,650,000	2,648,341
Goldman Sachs Group, Inc.
1.95% due 04/30/18[5]	1,790,000	1,806,239
HCP, Inc.
5.63% due 05/01/17	1,000,000	1,023,474
Total Financial		95,124,049
Consumer, Non-cyclical - 3.7%
UnitedHealth Group, Inc.
1.13% due 01/17/17[5]	5,350,000	5,355,103
Ingredion, Inc.
1.80% due 09/25/17	4,060,000	4,068,855
AmerisourceBergen Corp.
1.15% due 05/15/17	4,050,000	4,047,404

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 31.0% (continued)
Consumer, Non-cyclical - 3.7% (continued)
Express Scripts Holding Co.
1.25% due 06/02/17	1,500,000	$1,500,425
Total Consumer, Non-cyclical		14,971,787
Communications - 1.8%
AT&T, Inc.
2.40% due 03/15/17	3,000,000	3,017,505
Verizon Communications, Inc.
1.35% due 06/09/17	3,000,000	3,003,684
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,419,799
Total Communications		7,440,988
Consumer, Cyclical - 1.3%
Daimler Finance North America LLC
1.47% due 08/03/17[1,5]	5,400,000	5,417,420
Technology - 0.8%
Apple, Inc.
1.64% due 02/22/19[5]	3,000,000	3,046,620
Total Corporate Bonds
(Cost $125,467,539)		126,000,864
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.0%
Residential Mortgage Backed Securities - 9.0%
CSMC Series
2014-7R, 0.67% due 10/27/36[1,5]	8,073,327	7,874,724
2014-7R, 0.68% due 12/27/37[1,5]	6,062,702	5,966,911
2014-2R, 0.72% due 02/27/46[1,5]	6,091,907	5,699,142

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.0% (continued)
Residential Mortgage Backed Securities - 9.0% (continued)
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[1]	5,460,925	$5,463,655
GSMSC Resecuritization Trust
2014-3R, 0.70% due 11/26/36[1,5]	5,052,325	4,872,171
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[1,6]	3,722,007	3,751,646
LSTAR Securities Investment Trust
2015-3, 2.53% due 03/01/20[1,5]	3,195,199	3,153,214
Total Collateralized Mortgage Obligations
(Cost $36,694,224)		36,781,463
MUNICIPAL BONDS†† - 2.0%
New York - 2.0%
State of New York Mortgage Agency Revenue Bonds
0.74% due 04/01/37[5,7]	4,900,000	4,900,000
City of New York, New York General Obligation Unlimited
0.74% due 08/01/36[5,7]	3,400,000	3,400,000
Total Municipal Bonds
(Cost $8,300,000)		8,300,000
Total Investments - 99.9%
(Cost $406,689,889)		$406,787,312
Other Assets & Liabilities, net - 0.1%		583,998
Total Net Assets - 100.0%		$407,371,310

~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
†	Value determined based on Level 2 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $191,821,081 (cost $192,365,133), or 47.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon rate security.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Rate indicated is the 7-day yield as of September 30, 2016.
5	Variable rate security. Rate indicated is rate effective as of September 30, 2016.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7
Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of September 30, 2016.

plc	Public Limited Company

JPY	Japanese Yen

See Sector Classification in Supplemental Information section.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments as of September 30, 2016 (See Note 3 in the Notes to Financial Statements):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Commercial Paper	$—	$51,788,385	$—	$51,788,385
U.S. Government Securities	—	10,998,529	—	10,998,529
Foreign Government Bonds	—	8,289,505	—	8,289,505
Repurchase Agreements	—	7,184,000	—	7,184,000
Federal Agency Discount Notes	—	5,999,415	—	5,999,415
Money Market Instruments	1,519,856	—	—	1,519,856
Asset Backed Securities	—	149,925,295	—	149,925,295
Corporate Bonds	—	102,012,631	23,988,233	126,000,864
Collateralized Mortgage Obligations	—	36,781,463	—	36,781,463
Municipal Bonds	—	8,300,000	—	8,300,000
Total Assets	$1,519,856	$381,279,223	$23,988,233	$406,787,312
Liabilities:
Forward Foreign Currency Exchange Contracts*	$—	$35,087	$—	$35,087
* These amounts are reported as unrealized gain/(loss) as of September 30, 2016.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance as of 9/30/16	Valuation Technique	Unobservable Inputs
Corporate Bonds	$ 23,988,233	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Corporate Bonds
Assets
Beginning Balance	$21,504,516
Change in Unrealized Gain/(Loss)	(16,283)
Purchases	24,000,000
Called Bond	(21,500,000)
Ending Balance	$23,988,233
Net change in unrealized appreciation (depreciation) for investments in securities still held as of September 30, 2016	$(11,767)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2016

		Face
		Amount~	Value
SHORT TERM INVESTMENTS - 10.0%
COMMERCIAL PAPER†† - 6.0%
General Mills, Inc.
0.58% due 10/03/16[1]		5,000,000	$4,999,839
American Water Capital Corp.
0.65% due 10/19/16[1]		5,000,000	4,998,375
Nissan Motor Acceptance Corp.
0.66% due 10/17/16[1]		4,500,000	4,498,680
Ryder System, Inc.
0.72% due 10/24/16		4,000,000	3,998,160
BAT International Finance plc
0.80% due 10/20/16[1]		3,000,000	2,998,733
Total Commercial Paper
(Cost $21,493,787)			21,493,787
FOREIGN GOVERNMENT BONDS††,2 - 2.0%
Government of Japan
0.00% due 12/19/16[2]	JPY	740,000,000	7,302,659
(Cost $7,237,445)
		Shares	Value
REPURCHASE AGREEMENTS†† - 1.2%
Mizuho Securities Company Ltd.
1.49% due 12/20/16		4,240,000	$4,240,000
(Cost $4,240,000)
MONEY MARKET INSTRUMENTS† - 0.8%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[3]
(Cost $2,839,076)		2,839,076	2,839,076
Total Short Term Investments
(Cost $35,810,308)			35,875,522

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 51.8%
Collateralized Loan Obligations - 43.6%
Dryden XXXI Senior Loan Fund
2014-31A, 2.03% due 04/18/26[1,4]	7,000,000	6,999,574
LCM XII, LP
2015-12A, 1.89% due 10/19/22[1,4]	7,000,000	6,988,391
TICP CLO III Ltd.
2014-3A, 2.24% due 01/20/27[1,4]	6,500,000	6,497,170
Venture XVI CLO Ltd.
2014-16A, 2.18% due 04/15/26[1,4]	6,000,000	5,993,994
Golub Capital Partners CLO Ltd.
2014-21A, 2.61% due 10/25/26[1,4]	3,500,000	3,468,344
2015-25A, 2.58% due 08/05/27[1,4]	1,800,000	1,752,747
2014-10A, 3.65% due 10/20/21[1,4]	500,000	499,799
Lockwood Grove CLO Ltd.
2014-1A, 2.08% due 01/25/24[1,4]	5,625,108	5,622,492
Great Lakes CLO Ltd.
2015-1A, 2.63% due 07/15/26[1,4]	2,500,000	2,481,144

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 43.6% (continued)
2014-1A, 3.28% due 04/15/25[1,4]	2,000,000	$1,965,114
2014-1A, 2.53% due 04/15/25[1,4]	1,000,000	998,000
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.15% due 10/15/25[1,4]	3,500,000	3,496,912
2015-1A, 1.93% due 04/20/22[1,4]	1,283,754	1,284,126
CIFC Funding Ltd.
2007-2A, 2.28% due 04/15/21[1,4]	1,500,000	1,459,915
2014-4A, 2.17% due 10/17/26[1,4]	1,000,000	999,609
2013-3A, 3.75% due 01/29/25[1,4]	1,000,000	990,365
2007-1A, 2.31% due 05/10/21[1,4]	1,000,000	973,766
FS Senior Funding Ltd.
2015-1A, 2.47% due 05/28/25[1,4]	4,450,000	4,396,320
ACIS CLO Ltd.
2014-3A, 2.27% due 02/01/26[1,4]	2,125,000	2,116,397
2015-6A, 2.35% due 05/01/27[1,4]	2,000,000	2,010,607
OHA Park Avenue CLO I Ltd.
2007-1A, 1.11% due 03/14/22[1,4]	4,104,768	4,057,273
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.56% due 10/15/26[1,4]	4,000,000	3,966,484
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.56% due 04/28/26[1,4]	2,700,000	2,694,059
2014-3A, 3.16% due 04/28/26[1,4]	900,000	893,206
ACAS CLO Ltd.
2014-1A, 3.18% due 09/20/23[1,4]	3,500,000	3,499,988
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[4]	3,500,000	3,493,424
Northwoods Capital XIV Ltd.
2014-14A, 2.42% due 11/12/25[1,4]	3,200,000	3,201,679
Fortress Credit BSL II Ltd.
2013-2A, 2.19% due 10/19/25[1,4]	3,000,000	3,006,745
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[1,4]	3,000,000	2,986,608

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 43.6% (continued)
Telos CLO Ltd.
2014-5A, 2.23% due 04/17/25[1,4]	2,000,000	$1,995,083
2014-5A, 2.83% due 04/17/25[1,4]	750,000	749,956
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[1,4]	2,700,000	2,686,995
Oak Hill Credit Partners X Ltd.
2014-10A, 2.80% due 07/20/26[1,4]	2,650,000	2,650,215
Highbridge Loan Management Ltd.
2014-1A, 3.11% due 09/20/22[1,4]	2,500,000	2,503,483
Cavalry CLO II
2013-2A, 2.03% due 01/17/24[1,4]	2,500,000	2,494,375
Fortress Credit Investments IV Ltd.
2015-4A, 2.58% due 07/17/23[1,4]	2,500,000	2,485,567
MCF CLO I LLC
2013-1A, 2.35% due 04/20/23[1,4]	2,309,604	2,296,777
AMMC CLO 15 Ltd.
2014-15A, 2.13% due 12/09/26[1,4]	2,250,000	2,248,897
Madison Park Funding VIII Ltd.
2014-8A, 2.90% due 04/22/22[1,4]	2,100,000	2,099,996
Cerberus Onshore II CLO LLC
2014-1A, 2.68% due 10/15/23[1,4]	2,078,855	2,077,568
Lime Street CLO Corp.
2007-1A, 1.81% due 06/20/21[1,4]	2,250,000	2,060,460
RFTI Issuer Ltd.
2015-FL1, 2.27% due 08/15/30[1,4]	2,000,000	1,996,026
PFP Ltd.
2015-2, 2.53% due 07/14/34[1,4]	2,000,000	1,993,701
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.86% due 04/25/25[1,4]	2,000,000	1,991,673
Monroe Capital CLO Ltd.
2014-1A, 2.50% due 10/22/26[1,4]	1,850,000	1,818,732
Cent CLO Ltd.
2014-20A, 2.19% due 01/25/26[1,4]	1,800,000	1,799,363
Ares XXIII CLO Ltd.
2014-1A, 2.89% due 04/19/23[1,4]	1,750,000	1,763,468

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 43.6% (continued)
Regatta V Funding Ltd.
2014-1A, 3.86% due 10/25/26[1,4]	1,500,000	$1,500,217
TICP CLO I Ltd.
2014-1A, 2.22% due 04/26/26[1,4]	1,500,000	1,499,920
BNPP IP CLO Ltd.
2014-1A, 2.21% due 04/24/26[1,4]	1,500,000	1,496,561
Marathon CLO VI Ltd.
2014-6A, 2.87% due 05/13/25[1,4]	1,500,000	1,482,542
Babson CLO Ltd.
2014-IA, 2.19% due 07/20/25[1,4]	1,450,000	1,449,565
Venture VII CDO Ltd.
2006-7A, 0.93% due 01/20/22[1,4]	1,458,434	1,446,442
Centurion CDO Ltd.
2005-9A, 0.93% due 07/17/19[1,4]	1,441,668	1,431,435
Gallatin CLO VII Ltd.
2014-1A, 2.73% due 07/15/23[1,4]	1,350,000	1,336,849
NewMark Capital Funding CLO Ltd.
2013-1A, 1.96% due 06/02/25[1,4]	1,250,000	1,241,485
Baker Street CLO II Ltd.
2006-1A, 1.41% due 10/15/19[1,4]	1,250,000	1,234,282
Golub Capital BDC CLO LLC
2014-1A, 3.21% due 04/25/26[1,4]	1,200,000	1,182,229
Venture VI CDO Ltd.
2006-1A, 2.24% due 08/03/20[1,4]	1,200,000	1,137,084
LCM X, LP
2014-10A, 3.53% due 04/15/22[1,4]	1,100,000	1,099,987
Resource Capital Corporation Ltd.
2014-CRE2, 1.58% due 04/15/32[1,4]	1,058,550	1,047,106
Cent CLO
2014-16A, 3.01% due 08/01/24[1,4]	1,000,000	1,000,115
Galaxy XVIII CLO Ltd.
2014-18A, 2.15% due 10/15/26[1,4]	1,000,000	999,606
OCP CLO Ltd.
2016-11A, 3.03% due 04/26/28[1,4]	1,000,000	996,809
CVP Cascade CLO Ltd.
2014-CLO1, 2.13% due 01/16/26[1,4]	1,000,000	992,893

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Collateralized Loan Obligations - 43.6% (continued)
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.00% due 10/20/25[1,4]	1,000,000	$973,022
Flagship CLO VI
2007-1A, 3.25% due 06/10/21[1,4]	1,000,000	971,404
Madison Park Funding V Ltd.
2007-5A, 2.28% due 02/26/21[1,4]	1,000,000	960,756
Duane Street CLO IV Ltd.
2007-4A, 3.07% due 11/14/21[1,4]	900,000	885,313
Newstar Commercial Loan Funding LLC
2014-1A, 3.30% due 04/20/25[1,4]	750,000	729,159
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.31% due 07/25/25[1,4]	750,000	714,852
TICP CLO II Ltd.
2014-2A, 2.75% due 07/20/26[1,4]	600,000	598,475
Black Diamond CLO Ltd.
2005-2X, 1.38% due 01/07/18[4]	469,668	469,655
San Gabriel CLO Ltd.
2007-1A, 3.10% due 09/10/21[1,4]	450,000	445,400
Nantucket CLO Ltd.
2006-1X, 2.33% due 11/24/20[4]	400,000	397,182
Marathon CLO IV Ltd.
2012-4A, 2.20% due 05/20/23[1,4]	304,651	304,654
Brentwood CLO Corp.
2006-1A, 1.03% due 02/01/22[1,4]	159,600	158,839
ACRE Commercial Mortgage Trust
2014-FL2, 2.58% due 08/15/31[1,4]	72,485	72,078
Total Collateralized Loan Obligations		156,762,503
Credit Card - 6.4%
Capital One Multi-Asset Execution Trust
2007-A2, 0.60% due 12/16/19[4]	6,800,000	6,800,781
2014-A2, 1.26% due 01/15/20	3,500,000	3,505,048
2015-A6, 0.89% due 06/15/20[4]	2,000,000	2,004,349
Chase Issuance Trust
2014-A8, 0.77% due 11/15/18[4]	8,500,000	8,501,665

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 51.8% (continued)
Credit Card - 6.4% (continued)
2015-A2, 1.59% due 02/18/20	2,200,000	$2,213,251
Total Credit Card		23,025,094
Collateralized Debt Obligations - 0.7%
Triaxx Prime CDO Ltd.
2006-2A, 0.79% due 10/02/39[1,4]	1,935,044	1,842,929
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.13% due 11/21/40[1,4]	702,091	698,361
SRERS Funding Ltd.
2011-RS, 0.76% due 05/09/46[1,4]	177,586	173,140
Total Collateralized Debt Obligations		2,714,430
Automotive - 0.6%
CarMax Auto Owner Trust
2016-2, 0.99% due 06/17/19[4]	2,000,000	2,003,034
Equipment - 0.3%
John Deere Owner Trust
2016-A, 0.64% due 03/15/17	975,690	975,691
Financial - 0.2%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.96% due 07/10/17[4]	827,862	822,653
Total Asset Backed Securities
(Cost $186,399,238)		186,303,405
CORPORATE BONDS†† - 19.1%
Financial - 13.6%
Station Place Securitization Trust
1.53% due 02/25/17†††,4	6,400,000	6,396,862
National Bank of Canada
1.70% due 12/14/18[4]	3,800,000	3,817,344
Capital One North America/Mclean VA
1.95% due 08/17/18[4]	3,400,000	3,431,756
1.62% due 09/13/19[4]	200,000	199,883
Royal Bank of Canada
1.39% due 04/15/19[4]	3,600,000	3,615,656
Fifth Third Bank/Cincinnati OH
1.72% due 08/20/18[4]	3,500,000	3,520,615
Westpac Banking Corp.
1.53% due 05/13/19[4]	3,500,000	3,503,563
Morgan Stanley
2.13% due 02/01/19[4]	3,300,000	3,363,809
Lloyds Bank plc
1.70% due 01/22/19[4]	3,300,000	3,315,279
US Bank North America/Cincinnati OH
1.33% due 01/29/18[4]	3,300,000	3,312,194
Santander UK plc
2.34% due 03/14/19[4]	3,200,000	3,253,936

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2016
	Face
	Amount~	Value
CORPORATE BONDS†† - 19.1% (continued)
Financial - 13.6% (continued)
JPMorgan Chase & Co.
1.71% due 03/22/19[4]	3,000,000	$3,027,387
Citigroup, Inc.
1.35% due 03/10/17	2,000,000	2,001,204
Royal Bank of Scotland Group plc
1.78% due 03/31/17[4]	1,750,000	1,748,789
Berkshire Hathaway Finance Corp.
1.54% due 03/15/19[4]	1,400,000	1,418,890
Bank of America North America
1.59% due 12/07/18[4]	1,395,000	1,395,799
Macquarie Bank Ltd.
1.65% due 03/24/17[1,4]	800,000	799,499
Goldman Sachs Group, Inc.
1.95% due 04/30/18[4]	550,000	554,990
Total Financial		48,677,455
Consumer, Non-cyclical - 2.1%
Tenet Healthcare Corp.
4.35% due 06/15/20[4]	2,000,000	2,010,200
UnitedHealth Group, Inc.
1.13% due 01/17/17[4]	2,000,000	2,001,908
AmerisourceBergen Corp.
1.15% due 05/15/17	1,400,000	1,399,103
Ingredion, Inc.
1.80% due 09/25/17	1,245,000	1,247,715
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[1]	910,000	914,550
Total Consumer, Non-cyclical		7,573,476
Consumer, Cyclical - 1.6%
Daimler Finance North America LLC
1.47% due 08/03/17[1,4]	4,400,000	4,414,194
Lennar Corp.
4.50% due 06/15/19	1,400,000	1,466,500
Total Consumer, Cyclical		5,880,694
Communications - 1.1%
AT&T, Inc.
2.40% due 03/15/17	2,000,000	2,011,670
Level 3 Financing, Inc.
4.41% due 01/15/18[4]	1,380,000	1,385,175
eBay, Inc.
2.50% due 03/09/18	700,000	709,899
Total Communications		4,106,744
Industrial - 0.7%
CNH Industrial Capital LLC
3.88% due 07/16/18	2,052,000	2,087,910
3.63% due 04/15/18	500,000	506,250
Total Industrial		2,594,160
Total Corporate Bonds
(Cost $68,489,903)		68,832,529

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.9%
Residential Mortgage Backed Securities - 12.3%
LSTAR Securities Investment Trust
2015-1, 2.53% due 01/01/20[1,4]	3,272,078	$3,267,170
2015-4, 2.52% due 04/01/20[1,4]	3,107,645	3,068,800
2015-3, 2.53% due 03/01/20[1,4]	1,198,200	1,182,455
CSMC Series
2014-2R, 0.72% due 02/27/46[1,4]	2,378,153	2,224,826
2014-7R, 0.67% due 10/27/36[1,4]	2,266,152	2,210,404
2014-7R, 0.68% due 12/27/37[1,4]	2,111,389	2,078,029
Countrywide Asset-Backed Certificates
2006-6, 0.70% due 09/25/36[4]	3,548,029	3,295,732
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[1]	2,078,051	2,079,090
2016-3A, 2.01% due 08/25/26†††,1	948,507	954,102
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[1,5]	2,605,405	2,626,152
Structured Asset Investment Loan Trust
2005-1, 1.25% due 02/25/35[1,4]	1,482,040	1,428,428
2005-2, 1.26% due 03/25/35[4]	1,200,000	1,140,396
Banc of America Funding Ltd.
2013-R1, 0.71% due 11/03/41[1,4]	2,624,927	2,391,453
GSAMP Trust
2005-HE6, 0.97% due 11/25/35[4]	2,400,000	2,357,476
CIT Mortgage Loan Trust
2007-1, 1.98% due 10/25/37[1,4]	2,188,210	2,143,681
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[1,5]	2,116,949	2,137,135
Encore Credit Receivables Trust
2005-4, 0.97% due 01/25/36[4]	2,150,000	2,048,822
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/28/31[1,5]	1,500,000	1,499,572
First Frankin Mortgage Loan Trust
2006-FF4, 0.71% due 03/25/36[4]	1,540,304	1,453,577
GSMSC Resecuritization Trust
2014-3R, 0.70% due 11/26/36[1,4]	1,462,515	1,410,365

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.9% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.69% due 03/25/36[4]	813,508	$770,954
2006-NC1, 0.68% due 05/25/36[4]	611,540	576,447
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[1,5]	1,000,000	1,000,000
Accredited Mortgage Loan Trust
2007-1, 0.66% due 02/25/37[4]	516,462	497,703
New Century Home Equity Loan Trust Series
2005-C, 0.78% due 12/25/35[4]	508,642	495,741
GreenPoint Mortgage Funding Trust
2007-AR1, 0.61% due 02/25/47[4]	9,426	9,346
Total Residential Mortgage Backed Securities		44,347,856
Commercial Mortgage Backed Securities - 6.6%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.37% due 12/15/27[1,4]	7,000,000	6,976,992

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.9% (continued)
Commercial Mortgage Backed Securities - 6.6% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 1.50% due 07/15/31[1,4]	2,795,840	$2,794,615
2014-FL5, 2.62% due 07/15/31[1,4]	2,250,000	2,214,118
Morgan Stanley Capital I Trust
2015-XLF1, 2.73% due 08/13/19[1,4]	4,000,000	3,982,774
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.62% due 06/15/28[1,4]	2,000,000	1,997,643
2014-ICTS, 1.92% due 06/15/28[1,4]	1,500,000	1,489,872
GAHR Commercial Mortgage Trust
2015-NRF, 1.82% due 12/15/16[1,4]	1,981,671	1,986,598
BLCP Hotel Trust
2014-CLRN, 1.87% due 08/15/29[1,4]	2,000,000	1,983,914
Total Commercial Mortgage Backed Securities		23,426,526
Total Collateralized Mortgage Obligations
(Cost $67,688,268)		67,774,382
Total Investments - 99.8%
(Cost $358,387,717)		$358,785,838
Other Assets & Liabilities, net - 0.2%		846,123
Total Net Assets - 100.0%		$359,631,961

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $233,868,730 (cost $234,016,576), or 65.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon rate security.
3	Rate indicated is the 7-day yield as of September 30, 2016.
4	Variable rate security. Rate indicated is rate effective at September 30, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company
JPY	Japanese Yen

See Sector Classification in Supplemental Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS	September 30, 2016

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 3 in the Notes to Financial Statements):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commerical Paper	$-	$21,493,787	$-	$21,493,787
Foreign Government Bonds	-	7,302,659	-	7,302,659
Repurchase Agreements	-	4,240,000	-	4,240,000
Money Market Instruments	2,839,076	-	-	2,839,076
Asset Backed Securities	-	186,303,405	-	186,303,405
Corporate Bonds	-	62,435,667	6,396,862	68,832,529
Collateralized Mortgage Obligations	-	66,820,280	954,102	67,774,382
Total	$2,839,076	348,595,798	$7,350,964	$358,785,838

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance as of 9/30/16	Valuation Technique	Unobservable Inputs
Corporate Bonds	$ 6,396,862	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	954,102	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2016:

	Corporate Bonds	Collateralized Mortgage Obligations	Total
Assets:
Beginning Balance	$9,251,943	$-	$9,251,943
Paydowns received	-	(51,493)	(51,493)
Change in Unrealized Gain/Loss	(5,081)	5,596	515
Purchases	6,400,000	999,999	7,399,999
Called Bond	(9,250,000)	-	(9,250,000)
Ending Balance	$6,396,862	$954,102	$7,350,964
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016	$(3,138)	$5,596	$2,458

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

		Face
		Amount~/Shares	Value
SHORT TERM INVESTMENTS - 6.2%
FOREIGN GOVERNMENT BONDS†† - 2.0%
Government of Japan
0.00% due 12/19/16[1]
(Cost $4,303,346)	JPY	440,000,000	$4,342,122
COMMERICAL PAPER†† - 3.5%
Kellogg Co.
0.52% due 10/05/16[2]		3,000,000	2,999,826
Nissan Motor Acceptance Corp.
0.66% due 10/17/16[2]		3,000,000	2,999,120
BAT International Finance plc
0.78% due 10/20/16[2]		1,500,000	1,499,383
Total Commercial Paper
(Cost $7,498,329)			7,498,329
MONEY MARKET INSTRUMENTS† - 0.7%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[3]
(Cost $1,563,655)		1,563,655	1,563,655
Total Short Term Investments
(Cost $13,365,330)			13,404,106

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 53.5%
Collateralized Loan Obligations - 48.1%
CIFC Funding Ltd.
2014-1A, 2.92% due 08/14/24[2,4]	1,980,000	$1,981,195
2007-2A, 2.28% due 04/15/21[2,4]	1,750,000	1,703,234
2013-3A, 3.75% due 01/29/25[2,4]	1,200,000	1,188,438
2014-4A, 2.17% due 10/17/26[2,4]	1,000,000	999,609
2007-1A, 2.31% due 05/10/21[2,4]	1,000,000	973,766
Golub Capital Partners CLO Ltd.
2014-21A, 2.61% due 10/25/26[2,4]	2,750,000	2,725,128
2015-25A, 2.58% due 08/05/27[2,4]	1,500,000	1,460,622
2014-10A, 3.65% due 10/20/21[2,4]	750,000	749,698
TICP CLO III Ltd.
2014-3A, 2.24% due 01/20/27[2,4]	3,900,000	3,898,303
Venture XVI CLO Ltd.
2014-16A, 2.18% due 04/15/26[2,4]	3,750,000	3,746,247
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[2,4]	1,200,000	1,197,359
2014-3A, 3.37% due 04/28/26[2,4]	1,200,000	1,190,942
Lockwood Grove CLO Ltd.
2014-1A, 2.08% due 01/25/24[2,4]	2,291,711	2,290,645

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 48.1% (continued)
Baker Street CLO II Ltd.
2006-1A, 1.41% due 10/15/19[2,4]	2,300,000	$2,271,080
FS Senior Funding Ltd.
2015-1A, 2.47% due 05/28/25[2,4]	2,200,000	2,173,461
ACIS CLO Ltd.
2015-6A, 2.35% due 05/01/27[2,4]	1,000,000	1,005,303
2014-3A, 2.27% due 02/01/26[2,4]	1,000,000	995,952
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.15% due 10/15/25[2,4]	1,500,000	1,498,677
2014-2A, 3.60% due 07/20/23[2,4]	500,000	501,598
Dryden XXXI Senior Loan Fund
2014-31A, 2.03% due 04/18/26[2,4]	2,000,000	1,999,879
LCM XII, LP
2015-12A, 1.89% due 10/19/22[2,4]	2,000,000	1,996,683
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[4]	2,000,000	1,996,242
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.56% due 10/15/26[2,4]	2,000,000	1,983,243
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.00% due 10/20/25[2,4]	2,000,000	1,946,044
Telos CLO Ltd.
2014-5A, 2.23% due 04/17/25[2,4]	1,200,000	1,197,050
2014-5A, 2.83% due 04/17/25[2,4]	500,000	499,971
2006-1A, 1.37% due 10/11/21[2,4]	229,053	229,008
Northwoods Capital XIV Ltd.
2014-14A, 2.42% due 11/12/25[2,4]	1,900,000	1,900,997
Steele Creek CLO Ltd.
2014-1A, 3.06% due 08/21/26[2,4]	1,800,000	1,791,000
Cerberus Onshore II CLO LLC
2014-1A, 2.68% due 10/15/23[2,4]	1,700,881	1,699,828
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[2,4]	1,650,000	1,642,053
Duane Street CLO IV Ltd.
2007-4A, 3.07% due 11/14/21[2,4]	850,000	836,129

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 48.1% (continued)
2007-4A, 1.82% due 11/14/21[2,4]	750,000	$725,551
ALM XIV Ltd.
2014-14A, 2.17% due 07/28/26[2,4]	1,500,000	1,500,750
Flatiron CLO 2013-1 Ltd.
2013-1A, 2.68% due 01/17/26[2,4]	1,500,000	1,497,708
Cavalry CLO II
2013-2A, 2.03% due 01/17/24[2,4]	1,500,000	1,496,625
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[2,4]	1,500,000	1,493,304
Great Lakes CLO Ltd.
2014-1A, 2.53% due 04/15/25[2,4]	600,000	598,800
2014-1A, 3.28% due 04/15/25[2,4]	600,000	589,534
2014-1A, 4.38% due 04/15/25[2,4]	250,000	242,783
MCF CLO I LLC
2013-1A, 2.35% due 04/20/23[2,4]	1,421,295	1,413,401
Garrison Funding Ltd.
2015-1A, 3.33% due 05/25/27[2,4]	1,400,000	1,403,070
Oak Hill Credit Partners X Ltd.
2014-10A, 2.80% due 07/20/26[2,4]	1,400,000	1,400,114
Golub Capital BDC CLO LLC
2014-1A, 3.21% due 04/25/26[2,4]	1,400,000	1,379,268
Black Diamond CLO Ltd.
2013-1A, 2.16% due 02/01/23[2,4]	1,312,543	1,302,362
Madison Park Funding VIII Ltd.
2014-8A, 2.90% due 04/22/22[2,4]	1,300,000	1,299,998
ACAS CLO Ltd.
2014-1A, 3.18% due 09/20/23[2,4]	1,250,000	1,249,996
Fortress Credit Investments IV Ltd.
2015-4A, 2.58% due 07/17/23[2,4]	1,250,000	1,242,783
TICP CLO I Ltd.
2014-1A, 2.22% due 04/26/26[2,4]	1,200,000	1,199,936
BNPP IP CLO Ltd.
2014-1A, 2.21% due 04/24/26[2,4]	1,200,000	1,197,248
Neuberger Berman CLO Ltd.
2014-12A, 2.81% due 07/25/23[2,4]	1,100,000	1,099,918
TICP CLO II Ltd.
2014-2A, 2.75% due 07/20/26[2,4]	1,100,000	1,097,204

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 48.1% (continued)
Resource Capital Corporation Ltd.
2014-CRE2, 1.58% due 04/15/32[2,4]	1,108,957	$1,096,968
Carlyle Global Market Strategies CLO 2013-3 Ltd.
2013-3A, 1.80% due 07/15/25[2,4]	1,050,000	1,042,400
Ares XXIII CLO Ltd.
2014-1A, 2.89% due 04/19/23[2,4]	1,000,000	1,007,696
Benefit Street Partners CLO V Ltd.
2014-VA, 2.30% due 10/20/26[2,4]	1,000,000	1,001,688
Adirondack Park CLO Ltd.
2013-1A, 3.68% due 04/15/24[2,4]	1,000,000	1,000,796
Regatta V Funding Ltd.
2014-1A, 3.86% due 10/25/26[2,4]	1,000,000	1,000,144
LCM X, LP
2014-10A, 3.53% due 04/15/22[2,4]	1,000,000	999,988
Voya CLO Ltd.
2015-3A, 3.63% due 10/15/22[2,4]	1,000,000	999,954
Venture XI CLO Ltd.
2015-11A, 2.77% due 11/14/22[2,4]	1,000,000	998,161
RFTI Issuer Ltd.
2015-FL1, 2.27% due 08/15/30[2,4]	1,000,000	998,013
PFP Ltd.
2015-2, 2.53% due 07/14/34[2,4]	1,000,000	996,851
OCP CLO Ltd.
2016-11A, 3.03% due 04/26/28[2,4]	1,000,000	996,809
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.86% due 04/25/25[2,4]	1,000,000	995,836
NewMark Capital Funding CLO Ltd.
2013-1A, 1.96% due 06/02/25[2,4]	1,000,000	993,188
Cereberus ICQ Levered LLC
2015-1A, 2.73% due 11/06/25[2,4]	1,000,000	990,809
Marathon CLO VI Ltd.
2014-6A, 2.87% due 05/13/25[2,4]	1,000,000	988,361
Monroe Capital CLO Ltd.
2014-1A, 2.50% due 10/22/26[2,4]	1,000,000	983,098

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 48.1% (continued)
Rockwall CDO Ltd.
2007-1A, 1.31% due 08/01/24[2,4]	1,000,000	$975,736
WhiteHorse IV Ltd.
2007-4A, 2.13% due 01/17/20[2,4]	1,000,000	972,654
Brentwood CLO Corp.
2006-1A, 1.58% due 02/01/22[2,4]	1,000,000	955,972
Gallatin CLO VII Ltd.
2014-1A, 2.73% due 07/15/23[2,4]	800,000	792,207
MAPS CLO Fund II Ltd.
2007-2A, 0.94% due 07/20/22[2,4]	796,188	791,640
Marine Park CLO Ltd.
2015-1A, 2.08% due 05/18/23[2,4]	785,000	783,018
Venture VII CDO Ltd.
2006-7A, 0.93% due 01/20/22[2,4]	648,193	642,863
CVP Cascade CLO Ltd.
2014-CLO1, 2.13% due 01/16/26[2,4]	600,000	595,736
Palmer Square CLO Ltd.
2014-1A, 3.23% due 10/17/22[2,4]	600,000	594,774
Mountain View Funding CLO
2007-3A, 0.89% due 04/16/21[2,4]	505,655	505,291
Flagship CLO VI
2007-1A, 3.25% due 06/10/21[2,4]	500,000	485,702
Madison Park Funding V Ltd.
2007-5A, 2.28% due 02/26/21[2,4]	500,000	480,378
Lime Street CLO Corp.
2007-1A, 1.81% due 06/20/21[2,4]	500,000	457,880
San Gabriel CLO Ltd.
2007-1A, 3.10% due 09/10/21[2,4]	450,000	445,400
Franklin CLO VI Ltd.
2007-6A, 1.02% due 08/09/19[2,4]	441,810	438,223
Nantucket CLO Ltd.
2006-1X, 2.33% due 11/24/20[4]	400,000	397,182
Centurion CDO Ltd.
2005-9A, 0.93% due 07/17/19[2,4]	384,445	381,716
Newstar Commercial Loan Funding LLC
2014-1A, 3.30% due 04/20/25[2,4]	250,000	243,053

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 53.5% (continued)
Collateralized Loan Obligations - 48.1% (continued)
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.31% due 07/25/25[2,4]	250,000	$238,284
LCM IX, LP
2011-9A, 1.87% due 07/14/22[2,4]	175,860	175,846
ACRE Commercial Mortgage Trust
2014-FL2, 2.58% due 08/15/31[2,4]	64,431	64,069
Total Collateralized Loan Obligations		104,208,121
Credit Card - 4.2%
Capital One Multi-Asset Execution Trust
2014-A2, 1.26% due 01/15/20	4,000,000	4,005,769
2007-A2, 0.60% due 12/16/19[4]	3,100,000	3,100,356
Chase Issuance Trust
2015-A5, 1.36% due 04/15/20	2,100,000	2,108,258
Total Credit Card		9,214,383
Collateralized Debt Obligations - 0.9%
Triaxx Prime CDO Ltd.
2006-2A, 0.79% due 10/02/39[2,4]	967,522	921,464
Gramercy Real Estate CDO Ltd.
2006-1A, 1.08% due 07/25/41[2,4]	556,174	549,297
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.13% due 11/21/40[2,4]	234,030	232,787
SRERS Funding Ltd.
2011-RS, 0.76% due 05/09/46[2,4]	177,586	173,140
Total Collateralized Debt Obligations		1,876,688
Financial - 0.3%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.97% due 07/10/17[4]	647,431	643,357
Total Asset Backed Securities
(Cost $115,722,638)		115,942,549
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.5%
Residential Mortgage Backed Securities - 18.1%
LSTAR Securities Investment Trust
2015-4, 2.49% due 04/01/20[2,4]	2,321,374	2,292,356
2015-1, 2.53% due 01/01/20[2,4]	2,167,221	2,163,970

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.5% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
2015-3, 2.53% due 03/01/20[2,4]	1,996,999	$1,970,759
2016-2, 2.53% due 03/01/21[2,4]	1,948,158	1,903,351
2015-10, 2.52% due 11/01/20[2,4]	1,158,599	1,138,324
2015-6, 2.53% due 05/01/20[2,4]	914,687	897,537
CSMC Series
2014-7R, 0.68% due 12/27/37[2,4]	1,960,575	1,929,598
2014-7R, 0.67% due 10/27/36[2,4]	1,942,416	1,894,632
2014-2R, 0.72% due 02/27/46[2,4]	1,726,079	1,614,793
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[2]	1,884,744	1,885,685
2016-3A, 2.01% due 08/25/26†††,2	948,507	954,102
2016-1A, 2.98% due 02/25/26[2]	664,441	663,956
Countrywide Asset-Backed Certificates
2006-6, 0.70% due 09/25/36[4]	2,154,161	2,000,980
GSAMP Trust
2005-HE6, 0.97% due 11/25/35[4]	1,725,000	1,694,436
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[2,5]	1,675,073	1,690,262
LSTAR Securities Investment Ltd.
2016-3, 2.53% due 09/01/21[2,4]	1,600,000	1,579,476
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.69% due 03/25/36[4]	1,242,629	1,177,628
2006-NC1, 0.68% due 05/25/36[4]	349,451	329,398
Structured Asset Investment Loan Trust
2005-1, 1.25% due 02/25/35[2,4]	839,823	809,442
2005-2, 1.26% due 03/25/35[4]	700,000	665,231
Banc of America Funding Ltd.
2013-R1, 0.71% due 11/03/41[2,4]	1,499,958	1,366,544
GSMSC Resecuritization Trust
2014-3R, 0.70% due 11/26/36[2,4]	1,329,559	1,282,150

	Face	Value
	Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.5% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
CIT Mortgage Loan Trust
2007-1, 1.98% due 10/25/37[2,4]	1,153,648	$1,130,172
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[2,5]	1,116,602	1,125,494
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2,5]	1,058,475	1,068,568
Encore Credit Receivables Trust
2005-4, 0.97% due 01/25/36[4]	1,100,000	1,048,235
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[2,5]	1,000,000	1,000,000
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/28/31[2,5]	1,000,000	999,715
New Century Home Equity Loan Trust Series
2005-C, 0.78% due 12/25/35[4]	640,512	624,266
Accredited Mortgage Loan Trust
2007-1, 0.66% due 02/25/37[4]	409,608	394,730
GreenPoint Mortgage Funding Trust
2007-AR1, 0.61% due 02/25/47[4]	12,442	12,337
Total Residential Mortgage Backed Securities		39,308,127
Commercial Mortgage Backed Securities - 6.4%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.37% due 12/15/27[2,4]	3,000,000	2,990,139
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.62% due 06/15/28[2,4]	1,000,000	998,822
2014-ICTS, 1.92% due 06/15/28[2,4]	1,000,000	993,248
2014-ICTS, 2.42% due 06/15/28[2,4]	500,000	494,548
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.77% due 02/15/33[2,4]	2,200,000	2,222,362
Hilton USA Trust
2013-HLT, 5.61% due 11/05/30[2,4]	1,000,000	1,001,544
2013-HLF, 4.27% due 11/05/30[2,4]	997,386	997,871

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.5% (continued)
Commercial Mortgage Backed Securities - 6.4% (continued)
Morgan Stanley Capital I Trust
2015-XLF1, 2.73% due 08/13/19[2,4]	2,000,000	$1,991,387
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.62% due 07/15/31[2,4]	1,000,000	984,052
2014-FL5, 1.50% due 07/15/31[2,4]	621,298	621,026
BLCP Hotel Trust
2014-CLRN, 1.87% due 08/15/29[2,4]	500,000	495,978
Total Commercial Mortgage Backed Securities		13,790,977
Total Collateralized Mortgage Obligation
(Cost $52,956,790)		53,099,104
CORPORATE BONDS†† - 13.4%
Financial - 8.6%
Capital One North America/Mclean VA
1.95% due 08/17/18[4]	1,500,000	1,514,010
1.62% due 09/13/19[4]	650,000	649,620
Royal Bank of Canada
1.39% due 04/15/19[4]	2,100,000	2,109,132
Morgan Stanley
2.13% due 02/01/19[4]	2,000,000	2,038,672
Lloyds Bank plc
1.70% due 01/22/19[4]	2,000,000	2,009,260
National Bank of Canada
1.70% due 12/14/18[4]	2,000,000	2,009,128
US Bank North America/Cincinnati OH
1.33% due 01/29/18[4]	2,000,000	2,007,390
Santander UK plc
2.34% due 03/14/19[4]	1,900,000	1,932,025
Fifth Third Bank/Cincinnati OH
1.72% due 08/20/18[4]	1,500,000	1,508,835
Royal Bank of Scotland Group plc
1.78% due 03/31/17[4]	1,050,000	1,049,273
Bank of America North America
1.59% due 12/07/18[4]	750,000	750,430
Macquarie Bank Ltd.
1.65% due 03/24/17[2,4]	550,000	549,656
Goldman Sachs Group, Inc.
1.95% due 04/30/18[4]	360,000	363,266
Total Financial		18,490,697
Consumer, Non-cyclical - 2.5%
Tenet Healthcare Corp.
4.35% due 06/15/20[4]	1,000,000	1,005,100
6.25% due 11/01/18	200,000	213,500
UnitedHealth Group, Inc.
1.13% due 01/17/17[4]	1,000,000	1,000,954
HRG Group, Inc.
7.88% due 07/15/19	900,000	948,375

	Face
	Amount~	Value
CORPORATE BONDS†† - 13.4% (continued)
Consumer, Non-cyclical - 2.5% (continued)
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	936,000	$940,680
AmerisourceBergen Corp.
1.15% due 05/15/17	800,000	799,487
HCA, Inc.
4.25% due 10/15/19	550,000	573,375
Total Consumer, Non-cyclical		5,481,471
Consumer, Cyclical - 0.9%
Daimler Finance North America LLC
1.47% due 08/03/17[2,4]	1,000,000	1,003,226
Lennar Corp.
4.50% due 06/15/19	850,000	890,375
Total Consumer, Cyclical		1,893,601
Communications - 0.7%
Level 3 Financing, Inc.
4.41% due 01/15/18[4]	1,080,000	1,084,050
eBay, Inc.
2.50% due 03/09/18	450,000	456,364
Total Communications		1,540,414
Industrial - 0.7%
CNH Industrial Capital LLC
3.88% due 07/16/18	1,180,000	1,200,650
3.63% due 04/15/18	300,000	303,750
Total Industrial		1,504,400
Utilities - 0.0%*
AES Corp.
3.84% due 06/01/19[4]	62,000	62,155
Total Corporate Bonds
(Cost $28,799,755)		28,972,738
SENIOR FLOATING RATE INTERESTS††,4 - 1.9%
Financial - 0.6%
Fly Leasing Ltd.
3.54% due 02/09/22	1,280,622	1,282,223
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	832,578	834,010
EMI Music Publishing
4.00% due 08/19/22	259,015	259,704
Total Communications		1,093,714
Technology - 0.4%
First Data Corp.
4.53% due 03/24/21	606,162	610,368
Infor (US), Inc.
3.75% due 06/03/20	371,847	369,430
Total Technology		979,798
Consumer, Cyclical - 0.3%
Smart & Final Stores LLC
4.30% due 11/15/22	600,000	599,814

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.9% (continued)
Consumer, Non Cyclical - 0.1%
Advantage Sales & Marketing LLC
4.25% due 07/23/21	199,491	$196,874

Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.9% (continued)
Total Senior Floating Rate Interests
(Cost $4,133,947)	$4,152,423
Total Investments - 99.5%
(Cost $214,978,460)	$215,570,920
Other Assets & Liabilities, net - 0.5%	1,165,963
Total Net Assets - 100.0%	$216,736,883

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $158,835,139 (cost $158,591,141), or 73.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Rate indicated is the 7-day yield as of September 30, 2016.
4	Variable rate security. Rate indicated is rate effective as of September 30, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company
JPY	Japanese Yen

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments as of September 30, 2016 (See Note 3 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets:
Foreign Government Bonds	$-	$4,342,122	$-	$4,342,122
Commercial Paper	-	7,498,329	-	7,498,329
Money Market Instruments	1,563,655	-	-	1,563,655
Asset Backed Securities	-	115,942,549	-	115,942,549
Collateralized Mortgage Obligations	-	52,145,002	954,102	53,099,104
Corporate Bonds	-	28,972,738	-	28,972,738
Senior Floating Rate Interests	-	4,152,423	-	4,152,423
Total Assets	$1,563,655	$213,053,163	$954,102	$215,570,920
Liabilities:
Forward Foreign Currency Exchange Contracts*	$-	$18,379	$-	$18,379
* These amounts are reported as unrealized gain/(loss) as of September 30, 2016.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance as of 9/30/16	Valuation Technique	Unobservable Inputs
Collateralized Mortgage Obligations	$ 954,102	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the period.

As of September 30, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September, 2016:

Level 3 – Fair value measurement using significant unobservable inputs

Collateralized Mortgage Obligations		Corporate Bonds	Total
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$-	$5,001,050	$5,001,050
Paydowns Received	(51,493)	-	(51,493)
Change in Unrealized Gain/Loss	5,596	(1,050)	4,546
Purchases	999,999	-	999,999
Called Bond	-	(5,000,000)	(5,000,000)
Ending Balance	$954,102	$-	$954,102
Net change in unrealized appreciation (depreciation) for investments in securities still held as of September 30, 2016	$5,596	$-	$5,596

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

		Face
		Amount~	Value
SHORT TERM INVESTMENTS - 4.0%
FOREIGN GOVERMENT BONDS†† - 2.0%
Government of Japan
0.00% due 12/19/16[1]	JPY	270,000,000	$2,664,484
(Cost $2,640,689)
COMMERCIAL PAPER†† - 1.5%
Nissan Motor Acceptance Corp.
0.66% due 10/21/16[4]		2,000,000	1,999,267
(Cost $1,999,267)
		Shares	Value
MONEY MARKET INSTRUMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[2]		690,757	$690,757
(Cost $690,757)
Total Short Term Investments
(Cost $5,330,713)			5,354,508

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 57.5%
Collateralized Loan Obligations - 51.8%
CIFC Funding Ltd.
2007-2A, 2.28% due 04/15/21[3,4]	1,750,000	1,703,234
2014-1A, 2.92% due 08/14/24[3,4]	1,000,000	1,000,604
2014-4A, 2.17% due 10/17/26[3,4]	1,000,000	999,609
2013-3A, 3.75% due 01/29/25[3,4]	1,000,000	990,365
2007-1A, 2.31% due 05/10/21[3,4]	1,000,000	973,766
Lockwood Grove CLO Ltd.
2014-1A, 2.08% due 01/25/24[3,4]	2,291,711	2,290,646
Venture XVI CLO Ltd.
2014-16A, 2.18% due 04/15/26[3,4]	2,250,000	2,247,749
Baker Street CLO II Ltd.
2006-1A, 1.41% due 10/15/19[3,4]	2,200,000	2,172,338
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[3]	2,000,000	1,996,242
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.56% due 04/28/26[3,4]	1,000,000	997,800
2014-3A, 3.16% due 04/28/26[3,4]	1,000,000	992,451
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.56% due 10/15/26[3,4]	2,000,000	1,983,242
Golub Capital Partners CLO Ltd.
2015-25A, 2.58% due 08/05/27[3,4]	1,200,000	1,168,498
2014-10A, 3.65% due 10/20/21[3,4]	750,000	749,698

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 57.5% (continued)
Collateralized Loan Obligations - 51.8% (continued)
FS Senior Funding Ltd.
2015-1A, 2.47% due 05/28/25[3,4]	1,850,000	$1,827,683
Steele Creek CLO Ltd.
2014-1A, 3.06% due 08/21/26[3,4]	1,800,000	1,791,000
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.15% due 10/15/25[3,4]	1,000,000	999,118
2014-2A, 3.60% due 07/20/23[3,4]	550,000	551,758
Neuberger Berman CLO Ltd.
2014-12A, 2.81% due 07/25/23[3,4]	1,550,000	1,549,885
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[3,4]	1,500,000	1,492,775
Telos CLO Ltd.
2014-5A, 2.23% due 04/17/25[3,4]	1,000,000	997,541
2014-5A, 2.83% due 04/17/25[3,4]	250,000	249,985
2006-1A, 1.15% due 10/11/21[3,4]	229,053	229,008
Duane Street CLO IV Ltd.
2007-4A, 3.07% due 11/14/21[3,4]	750,000	737,761
2007-4A, 1.82% due 11/14/21[3,4]	750,000	725,551
ACAS CLO Ltd.
2014-1A, 3.18% due 09/20/23[3,4]	1,250,000	1,249,996
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[3,4]	1,250,000	1,244,420
Great Lakes CLO Ltd.
2014-1A, 2.53% due 04/15/25[3,4]	500,000	499,000
2014-1A, 3.28% due 04/15/25[3,4]	500,000	491,278
2014-1A, 4.38% due 04/15/25[3,4]	250,000	242,783
Northwoods Capital XIV Ltd.
2014-14A, 2.42% due 11/12/25[3,4]	1,200,000	1,200,630
Resource Capital Corporation Ltd.
2014-CRE2, 1.58% due 04/15/32[3,4]	1,184,568	1,171,762
MCF CLO I LLC
2013-1A, 2.35% due 04/20/23[3,4]	1,154,802	1,148,388
Lime Street CLO Corp.
2007-1A, 1.81% due 06/20/21[3,4]	1,250,000	1,144,700

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016
	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 57.5% (continued)
Collateralized Loan Obligations - 51.8% (continued)
Madison Park Funding VIII Ltd.
2014-8A, 2.90% due 04/22/22[3,4]	1,100,000	$1,099,998
TICP CLO II Ltd.
2014-2A, 2.75% due 07/20/26[3,4]	1,100,000	1,097,204
Ares XXIII CLO Ltd.
2014-1A, 2.89% due 04/19/23[3,4]	1,000,000	1,007,696
ACIS CLO Ltd.
2015-6A, 2.35% due 05/01/27[3,4]	1,000,000	1,005,303
Highbridge Loan Management Ltd.
2014-1A, 3.11% due 09/20/22[3,4]	1,000,000	1,001,393
ALM XIV Ltd.
2014-14A, 2.17% due 07/28/26[3,4]	1,000,000	1,000,500
Regatta V Funding Ltd.
2014-1A, 3.86% due 10/25/26[3,4]	1,000,000	1,000,144
LCM X, LP
2014-10A, 3.53% due 04/15/22[3,4]	1,000,000	999,988
Dryden XXXI Senior Loan Fund
2014-31A, 2.03% due 04/18/26[3,4]	1,000,000	999,939
LCM XII, LP
2015-12A, 1.89% due 10/19/22[3,4]	1,000,000	998,342
Venture XI CLO Ltd.
2015-11A, 2.77% due 11/14/22[3,4]	1,000,000	998,161
Cavalry CLO II
2013-2A, 2.03% due 01/17/24[3,4]	1,000,000	997,750
PFP Ltd.
2015-2, 2.53% due 07/14/34[3,4]	1,000,000	996,851
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.86% due 04/25/25[3,4]	1,000,000	995,836
Fortress Credit Investments IV Ltd.
2015-4A, 2.58% due 07/17/23[3,4]	1,000,000	994,227
NewMark Capital Funding CLO Ltd.
2013-1A, 1.96% due 06/02/25[3,4]	1,000,000	993,188
Golub Capital BDC CLO LLC
2014-1A, 3.21% due 04/25/26[3,4]	1,000,000	985,191

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 57.5% (continued)
Collateralized Loan Obligations - 51.8% (continued)
Monroe Capital CLO Ltd.
2014-1A, 2.50% due 10/22/26[3,4]	1,000,000	$983,098
Rockwall CDO Ltd.
2007-1A, 1.31% due 08/01/24[3,4]	1,000,000	975,736
WhiteHorse IV Ltd.
2007-4A, 2.13% due 01/17/20[3,4]	1,000,000	972,654
Cerberus Onshore II CLO LLC
2014-1A, 2.68% due 10/15/23[3,4]	944,934	944,349
Black Diamond CLO Ltd.
2013-1A, 2.16% due 02/01/23[3,4]	875,029	868,241
Marathon CLO VI Ltd.
2014-6A, 2.87% due 05/13/25[3,4]	750,000	741,271
Venture VII CDO Ltd.
2006-7A, 0.93% due 01/20/22[3,4]	648,193	642,863
TICP CLO I Ltd.
2014-1A, 2.22% due 04/26/26[3,4]	600,000	599,968
BNPP IP CLO Ltd.
2014-1A, 2.21% due 04/24/26[3,4]	600,000	598,624
CVP Cascade CLO Ltd.
2014-CLO1, 2.13% due 01/16/26[3,4]	500,000	496,446
Palmer Square CLO Ltd.
2014-1A, 3.23% due 10/17/22[3,4]	500,000	495,645
Flagship CLO VI
2007-1A, 3.25% due 06/10/21[3,4]	500,000	485,702
Madison Park Funding V Ltd.
2007-5A, 2.28% due 02/26/21[3,4]	500,000	480,378
Franklin CLO VI Ltd.
2007-6A, 1.02% due 08/09/19[3,4]	441,810	438,223
Nantucket CLO Ltd.
2006-1X, 2.33% due 11/24/20[3]	400,000	397,182
San Gabriel CLO Ltd.
2007-1A, 3.10% due 09/10/21[3,4]	400,000	395,911
Centurion CDO Ltd.
2005-9A, 0.93% due 07/17/19[3,4]	384,445	381,716
Newstar Commercial Loan Funding LLC
2014-1A, 3.30% due 04/20/25[3,4]	250,000	243,053

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 57.5% (continued)
Collateralized Loan Obligations - 51.8% (continued)
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.31% due 07/25/25[3,4]	250,000	$238,284
ACRE Commercial Mortgage Trust
2014-FL2, 2.58% due 08/15/31[3,4]	64,431	64,069
Total Collateralized Loan Obligations		68,426,388
Credit Card - 4.4%
Capital One Multi-Asset Execution Trust
2014-A2, 1.26% due 01/15/20	2,500,000	2,503,605
2007-A2, 0.60% due 12/16/19[3]	2,000,000	2,000,230
Chase Issuance Trust
2015-A5, 1.36% due 04/15/20	1,300,000	1,305,112
Total Credit Card		5,808,947
Collateralized Debt Obligations - 0.9%
Triaxx Prime CDO Ltd.
2006-2A, 0.79% due 10/02/39[3,4]	806,268	767,888
Gramercy Real Estate CDO Ltd.
2006-1A, 1.08% due 07/25/41[3,4]	349,595	345,272
SRERS Funding Ltd.
2011-RS, 0.76% due 05/09/46[3,4]	88,793	86,570
Total Collateralized Debt Obligations		1,199,730
Financial - 0.4%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.96% due 07/10/17[3]	583,749	580,076
Total Asset Backed Securities
(Cost $75,971,130)		76,015,141
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7%
Residential Mortgage Backed Securities - 17.3%
CSMC Series
2014-7R, 0.68% due 12/27/37[3,4]	1,960,575	1,929,598
2014-7R, 0.67% due 10/27/36[3,4]	1,877,669	1,831,478
2014-2R, 0.72% due 02/27/46[3,4]	1,457,578	1,363,603
LSTAR Securities Investment Trust
2015-1, 2.53% due 01/01/20[3,4]	1,232,341	1,230,493

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage Backed Securities - 17.3% (continued)
2015-3, 2.53% due 03/01/20[3,4]	1,198,200	$1,182,455
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26†††,4	939,022	944,561
2015-2A, 2.88% due 11/25/25[4]	773,228	773,615
2016-1A, 2.98% due 02/25/26[4]	664,441	663,956
GSAMP Trust
2005-HE6, 0.97% due 11/25/35[3]	1,650,000	1,620,765
Structured Asset Investment Loan Trust
2005-1, 1.25% due 02/25/35[3,4]	790,421	761,828
2005-2, 1.26% due 03/25/35[3]	700,000	665,231
Countrywide Asset-Backed Certificates
2006-6, 0.70% due 09/25/36[3]	1,393,869	1,294,752
GSMSC Resecuritization Trust
2014-3R, 0.70% due 11/26/36[3,4]	1,329,559	1,282,150
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4,5]	1,088,797	1,098,670
Encore Credit Receivables Trust
2005-4, 0.97% due 01/25/36[3]	1,100,000	1,048,235
Banc of America Funding Ltd.
2013-R1, 0.71% due 11/03/41[3,4]	1,124,969	1,024,908
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[4,5]	1,000,000	1,000,000
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/28/31[4,5]	1,000,000	999,715
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4,5]	705,650	712,378
New Century Home Equity Loan Trust Series
2005-C, 0.78% due 12/25/35[3]	527,480	514,102
CIT Mortgage Loan Trust
2007-1, 1.98% due 10/25/37[3,4]	372,145	364,572
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.68% due 05/25/36[3]	349,451	329,398

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage Backed Securities - 17.3% (continued)
Accredited Mortgage Loan Trust
2007-1, 0.66% due 02/25/37[3]	213,708	$205,946
GreenPoint Mortgage Funding Trust
2007-AR1, 0.61% due 02/25/47[3]	9,426	9,346
Total Residential Mortgage Backed Securities		22,851,755
Commercial Mortgage Backed Securities - 5.4%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.62% due 06/15/28[3,4]	1,000,000	998,822
2014-ICTS, 1.92% due 06/15/28[3,4]	1,000,000	993,248
2014-ICTS, 2.42% due 06/15/28[3,4]	500,000	494,548
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.62% due 07/15/31[3,4]	1,000,000	984,052
2014-FL5, 1.50% due 07/15/31[3,4]	621,298	621,026
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.77% due 02/15/33[3,4]	1,400,000	1,414,229
Hilton USA Trust
2013-HLT, 5.61% due 11/05/30[3,4]	700,000	701,081
2013-HLF, 4.27% due 11/05/30[3,4]	498,693	498,936
BLCP Hotel Trust
2014-CLRN, 1.87% due 08/15/29[3,4]	500,000	495,978
Total Commercial Mortgage Backed Securities		7,201,920
Total Collateralized Mortgage Obligation
(Cost $29,924,289)		30,053,675
CORPORATE BONDS†† - 13.1%
Financial - 8.2%
Morgan Stanley
2.13% due 02/01/19[3]	1,300,000	1,325,137
Capital One North America/Mclean VA
1.95% due 08/17/18[3]	1,200,000	1,211,208
1.62% due 09/13/19[3]	100,000	99,942
Fifth Third Bank/Cincinnati OH
1.72% due 08/20/18[3]	1,300,000	1,307,656
Lloyds Bank plc
1.70% due 01/22/19[3]	1,300,000	1,306,019

	Face
	Amount~	Value
CORPORATE BONDS†† - 13.1% (continued)
Financial - 8.2% (continued)
Royal Bank of Canada
1.39% due 04/15/19[3]	1,300,000	$1,305,653
US Bank North America/Cincinnati OH
1.33% due 01/29/18[3]	1,300,000	1,304,804
Santander UK plc
2.34% due 03/14/19[3]	1,200,000	1,220,226
Royal Bank of Scotland Group plc
1.78% due 03/31/17[3]	1,000,000	999,308
Macquarie Bank Ltd.
1.65% due 03/24/17[3,4]	500,000	499,687
Goldman Sachs Group, Inc.
1.95% due 04/30/18[3]	300,000	302,722
Total Financial		10,882,362
Consumer, Non-cyclical - 1.6%
UnitedHealth Group, Inc.
1.13% due 01/17/17[3]	750,000	750,716
Tenet Healthcare Corp.
6.25% due 11/01/18	650,000	693,874
AmerisourceBergen Corp.
1.15% due 05/15/17	300,000	299,808
HCA, Inc.
4.25% due 10/15/19	200,000	208,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	140,000	140,700
Total Consumer, Non-cyclical		2,093,598
Communications - 1.1%
Level 3 Financing, Inc.
4.41% due 01/15/18[3]	1,180,000	1,184,425
eBay, Inc.
2.50% due 03/09/18	250,000	253,536
Total Communications		1,437,961
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,000,000	1,053,750
Consumer, Cyclical - 0.8%
Daimler Finance North America LLC
1.47% due 08/03/17[3,4]	1,000,000	1,003,226
Industrial - 0.6%
CNH Industrial Capital LLC
3.88% due 07/16/18	750,000	763,125
Utilities - 0.0%**
AES Corp.
3.84% due 06/01/19[3]	44,000	44,110
Total Corporate Bonds
(Cost $17,182,065)		17,278,132
SENIOR FLOATING RATE INTERESTS††,3 - 2.4%
Technology - 1.4%
Ciena Corp.
4.25% due 04/25/21	498,750	499,997
3.75% due 07/15/19	490,000	490,613
First Data Corp.
4.53% due 03/24/21	652,790	657,320

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 2.4% (continued)
Technology - 1.4% (continued)
Infor (US), Inc.
3.75% due 06/03/20	225,179	223,715
Total Technology		1,871,645
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	438,384	439,138
EMI Music Publishing
4.00% due 08/19/22	250,381	251,047
Total Communications		690,185

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 2.4% (continued)
Financial - 0.5%
Fly Leasing Ltd.
3.54% due 08/09/19	644,578	$645,383
Total Senior Floating Rate Interests
(Cost $3,191,496)		3,207,213
Total Investments - 99.7%
(Cost $131,599,693)		$131,908,669
Other Assets & Liabilities, net - 0.3%		368,939
Total Net Assets - 100.0%		$132,277,608

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Zero coupon rate security.
2	Rate indicated is the 7-day yield as of September 30, 2016.
3	Variable rate security. Rate indicated is rate effective at September 30, 2016.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $95,241,474 (cost $95,184,544), or 72.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company
JPY	Japanese Yen

See Sector Classification in Supplemental Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS	September 30, 2016

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 3 in the Notes to Financial Statements):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Foreign Government Bonds	$-	$2,664,484	$-	$2,664,484
Commerical Paper	-	1,999,267	-	1,999,267
Money Market Instruments	690,757	-	-	690,757
Asset Backed Securities	-	76,015,141	-	76,015,141
Collateralized Mortgage Obligations	-	29,109,114	944,561	30,053,675
Corporate Bonds	-	17,278,132	-	17,278,132
Senior Floating Rate Interests	-	3,207,213	-	3,207,213
Total	$690,757	$130,273,351	$944,561	$131,908,669

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance as of 9/30/16	Valuation Technique	Unobservable Inputs
Collateralized Mortgage Obligations	$ 944,561	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2016:
	Collateralized Mortgage Obligations	Corporate Bonds	Total
Assets:
Beginning Balance	$-	$4,250,893	$4,250,893
Paydowns received	(50,978)	-	(50,978)
Change in Unrealized Gain/Loss	5,540	(893)	4,647
Purchases	989,999	-	989,999
Called Bond	-	(4,250,000)	(4,250,000)
Ending Balance	$944,561	$-	$944,561
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016	$5,540	$-	$5,540

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2016

ASSETS:
Investments, at value (cost $406,689,889)	$406,787,312
Cash	2,567
Interest receivable	712,632
Other assets	8,380
Total assets	407,510,891
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	35,087
Payable for:
Professional fees	59,212
Line of credit fees	18,314
Custodian fees	8,911
Fund accounting/administration fees	8,197
Transfer agent fees	986
Miscellaneous	8,874
Total liabilities	139,581
NET ASSETS	$407,371,310
NET ASSETS CONSIST OF:
Paid in capital	$407,455,961
Distributions in excess of net investment income	(37,929)
Accumulated net realized loss on investments	(109,058)
Net unrealized appreciation on investments	62,336
Net assets	$407,371,310
Capital shares outstanding	16,294,988
Net asset value per share	$25.00

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2016

ASSETS:
Investments, at value (cost $358,387,717)	$358,785,838
Cash	916
Receivables:
Interest	922,445
Other assets	6,933
Total assets	359,716,132
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	30,910
Payable for:
Professional fees	33,308
Line of credit fees	6,400
Custodian fees	5,102
Fund accounting/administration fees	4,370
Transfer agent fees	986
Miscellaneous	3,095
Total liabilities	84,171
NET ASSETS	$359,631,961
NET ASSETS CONSIST OF:
Paid in capital	$359,327,154
Distributions in excess of net investment income	(13,390)
Accumulated net realized loss on investments	(49,015)
Net unrealized appreciation on investments	367,212
Net assets	$359,631,961
Capital shares outstanding	14,418,480
Net asset value per share	$24.94

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2016

ASSETS:
Investments (cost $214,978,460)	$215,570,920
Cash	5,457
Receivables:
Interest	693,883
Securities sold receivable	533,867
Other assets	5,382
Total assets	216,809,509
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	18,379
Payable for:
Professional fees	36,506
Fund accounting/administration fees	5,840
Custodian fees	4,250
Line of credit fees	4,000
Transfer agent	306
Miscellaneous	3,345
Total liabilities	72,626
NET ASSETS	$216,736,883
NET ASSETS CONSIST OF:
Paid in capital	$216,302,272
Distributions in excess of net investment income	(6,557)
Accumulated net realized loss on investments	(132,913)
Net unrealized appreciation on investments	574,081
Net assets	$216,736,883
Capital shares outstanding	8,677,562
Net asset value per share	$24.98

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2016

ASSETS:
Investments, at value (cost $131,599,693)	$131,908,669
Cash	2,512
Interest Receivable	423,400
Other assets	4,581
Total assets	132,339,162
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	11,278
Payable for:
Professional fees	38,244
Fund accounting/administration fees	3,101
Custodian fees	2,296
Line of credit fees	2,506
Transfer agent fees	1,646
Miscellaneous	2,484
Total liabilities	61,555
NET ASSETS	$132,277,608
NET ASSETS CONSIST OF:
Paid in capital	$132,015,777
Distributions in excess of net investment income	(3,374)
Accumulated net realized loss on investments	(32,493)
Net unrealized appreciation on investments	297,698
Net assets	$132,277,608
Capital shares outstanding	5,288,027
Net asset value per share	$25.01

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS

Year Ended September 30, 2016

INVESTMENT INCOME:
Interest	$9,316,550
Total investment income	9,316,550

EXPENSES:
Fund accounting/administration fees	100,068
Professional fees	169,572
Line of credit fees	101,303
Trustees' fees*	28,511
Custodian fees	26,742
Insurance expense	18,992
Transfer agent fees	12,034
Printing fees	2,556
Miscellaneous	7,317
Total expenses	467,095
Net investment income	8,849,455

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	377,456
Foreign currency transactions	(37,911)
Net realized gain	339,545

Net change in unrealized appreciation (depreciation) on:
Investments	1,421,775
Foreign currency translations	(35,087)
Net change in unrealized appreciation (depreciation)	1,386,688
Net realized and unrealized gain	1,726,233
Net increase in net assets resulting from operations	$10,575,688

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS

Year Ended September 30, 2016

INVESTMENT INCOME:
Interest	$7,328,788
Total investment income	7,328,788

EXPENSES:
Fund accounting/administration fees	100,068
Professional fees	91,738
Line of credit fees	42,819
Trustees' fees*	17,786
Custodian fees	13,501
Transfer agent fees	12,034
Printing fees	3,747
Miscellaneous	18,692
Total expenses	300,385
Net investment income	7,028,403

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	183,917
Foreign currency transactions	(33,398)
Net realized gain	150,519

Net change in unrealized appreciation (depreciation) on:
Investments	1,305,728
Foreign currency translations	(30,909)
Net change in unrealized appreciation (depreciation)	1,274,819
Net realized and unrealized gain	1,425,338
Net increase in net assets resulting from operations	$8,453,741

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS
Year Ended September 30, 2016

INVESTMENT INCOME:
Interest	$5,284,777
Total investment income	5,284,777

EXPENSES:
Fund accounting/administration fees	97,428
Professional fees	71,740
Line of credit fees	23,057
Trustees’ fees*	12,481
Transfer agent	12,034
Custodian fees	9,241
Printing fees	2,150
Miscellaneous	15,835
Total expenses	243,966
Net investment income	5,040,811

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on
Investments	56,553
Foreign currency transactions	(19,859)
Net realized gain	36,694
Net change in unrealized appreciation (depreciation) on
Investments	1,018,653
Foreign currency translations	(18,379)
Net change in unrealized appreciation (depreciation)	1,000,274
Net realized and unrealized gain	1,036,968
Net increase in net assets resulting from operations	$6,077,779

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a) (19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS
Year Ended September 30, 2016

INVESTMENT INCOME:
Interest	$3,333,342
Total investment income	3,333,342

EXPENSES:
Fund accounting/administration fees	64,901
Professional fees	63,607
Line of credit fees	15,419
Transfer agent fees	12,034
Trustees' fees*	11,778
Custodian fees	7,182
Printing fees	3,181
Miscellaneous	15,131
Total expenses	193,233
Net investment income	3,140,109

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	92,483
Foreign currency transactions	(12,186)
Net realized gain	80,297

Net change in unrealized appreciation (depreciation) on:
Investments	662,900
Foreign currency translations	(11,278)
Net change in unrealized appreciation (depreciation)	651,622
Net realized and unrealized gain	731,919
Net increase in net assets resulting from operations	$3,872,028

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2016	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,849,455	$9,085,411
Net realized gain (loss) on investments	339,545	(109,117)
Net change in unrealized appreciation (depreciation) on investments	1,386,688	(837,425)
Net increase in net assets resulting from operations	10,575,688	8,138,869

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,848,857)	(9,087,462)
Total distributions to shareholders	(8,848,857)	(9,087,462)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,604,382,442	2,290,324,999
Distributions reinvested	8,483,287	9,054,978
Cost of shares redeemed	(3,164,411,284)	(2,000,782,655)
Net increase (decrease) from capital share transactions	(551,545,555)	298,597,322
Net increase (decrease) in net assets	(549,818,724)	297,648,729

NET ASSETS:
Beginning of year	957,190,034	659,541,305
End of year	$407,371,310	$957,190,034

Accumulated net investment loss at end of year	$(37,929)	$(2,601)

CAPITAL SHARE ACTIVITY:
Shares sold	104,787,158	92,016,370
Shares issued from reinvestment of distributions	337,719	363,918
Shares redeemed	(127,301,043)	(80,391,740)
Net increase (decrease) in shares	(22,176,166)	11,988,548

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2016	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,028,403	$4,355,061
Net realized gain (loss) on investments	150,519	(42,792)
Net change in unrealized appreciation (depreciation) on investments	1,274,819	(642,135)
Net increase in net assets resulting from operations	8,453,741	3,670,134

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,028,410)	(4,355,509)
Total distributions to shareholders	(7,028,410)	(4,355,509)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	612,483,382	490,200,000
Distributions reinvested	6,683,053	4,334,600
Cost of shares redeemed	(615,030,616)	(360,295,208)
Net increase from capital share transactions	4,135,819	134,239,392
Net increase in net assets	5,561,150	133,554,017

NET ASSETS:
Beginning of year	354,070,811	220,516,794
End of year	$359,631,961	$354,070,811

Undistributed (distributions in excess of) net investment income at end of year	$(13,390)	$5,352

CAPITAL SHARE ACTIVITY:
Shares sold	24,710,445	19,696,513
Shares issued from reinvestment of distributions	269,447	174,201
Shares redeemed	(24,810,179)	(14,479,745)
Net increase in shares	169,713	5,390,969

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	September 30,	September 30,
	2016	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,040,811	$2,863,705
Net realized gain (loss) on investments	36,694	(67,594)
Net change in unrealized appreciation (depreciation) on investments	1,000,274	(134,067)
Net increase in net assets resulting from operations	6,077,779	2,662,044

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,040,828)	(2,863,855)
Total distributions to shareholders	(5,040,828)	(2,863,855)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	68,951,000	53,800,000
Distributions reinvested	5,011,842	2,863,855
Cost of shares redeemed	(15,951,000)	(22,797,962)
Net increase from capital share transactions	58,011,842	33,865,893
Net increase in net assets	59,048,793	33,664,082

NET ASSETS:
Beginning of year	157,688,090	124,024,008
End of year	$216,736,883	$157,688,090

Undistributed (distributions in excess of) net investment income at end of year	$(6,557)	$6,538

CAPITAL SHARE ACTIVITY:
Shares sold	2,777,995	2,161,729
Shares issued from reinvestment of distributions	202,642	114,985
Shares redeemed	(642,283)	(916,807)
Net increase in shares	2,338,354	1,359,907

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2016	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,140,109	$2,471,150
Net realized gain (loss) on investments	80,297	(51,460)
Net change in unrealized appreciation (depreciation) on investments	651,622	(53,065)
Net increase in net assets resulting from operations	3,872,028	2,366,625

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,141,768)	(2,469,637)
Total distributions to shareholders	(3,141,768)	(2,469,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,300,000	7,900,000
Distributions reinvested	3,141,768	2,469,619
Cost of shares redeemed	(3,700,000)	(7,599,470)
Net increase from capital share transactions	3,741,768	2,770,149
Net increase in net assets	4,472,028	2,667,137

NET ASSETS:
Beginning of year	127,805,580	125,138,443
End of year	$132,277,608	$127,805,580

Undistributed (distributions in excess of ) net investment income at end of year	$(3,374)	$7,765

CAPITAL SHARE ACTIVITY:
Shares sold	174,370	317,330
Shares issued from reinvestment of distributions	126,580	99,131
Shares redeemed	(149,275)	(305,427)
Net increase in shares	151,675	111,034

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$24.88	$24.90	$25.00
Income from investment operations:
Net investment income (loss)[b]	.34	.28	.11
Net gain (loss) on investments (realized and unrealized)	.12	(.02)	(.05)
Total from investment operations	.46	.26	.06
Less distributions from:
Net investment income	(.34)	(.28)	(.12)
Return of capital	—	—	(.04)
Total distributions	(.34)	(.28)	(.16)
Net asset value, end of period	$25.00	$24.88	$24.90

Total Return	1.95%	1.06%	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$407,371	$957,190	$659,541
Ratios to average net assets:
Net investment income (loss)	1.37%	1.14%	0.82%
Total expenses[c]	0.07%	0.04%	0.06%
Net expenses[c,d]	0.07%	0.04%	0.05%
Portfolio turnover rate	66%	46%	34%

[a] Since commencement of operations: March 11, 2014.  Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b] Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c] Does not include expenses of the underlying funds in which the Fund invests.
[d] Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$24.85	$24.90	$25.00
Income (loss) from investment operations:
Net investment income[b]	.50	.37	.16
Net gain (loss) on investments (realized and unrealized)	.09	(.05)	(.06)
Total from investment operations	.59	.32	.10
Less distributions from:
Net investment income	(.50)	(.37)	(.17)
Return of capital	—	—	(.03)
Total distributions	(.50)	(.37)	(.20)
Net asset value, end of period	$24.94	$24.85	$24.90
Total Return	2.40%	1.31%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$359,632	$354,071	$220,517
Ratios to average net assets:
Net investment income (loss)	2.01%	1.50%	1.19%
Total expenses[c]	0.09%	0.07%	0.14%
Net expenses[c,d]	0.09%	0.07%	0.12%
Portfolio turnover rate	53%	55%	24%

[a]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$24.88	$24.91	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.62	.49	0.22
Net gain (loss) on investments (realized and unrealized)	.10	(.03)	(.08)
Total from investment operations	.72	.46	.14
Less distributions from:
Net investment income	(.62)	(.49)	(.23)
Return of capital	-	-	(.00 )*
Total distributions	(.62)	(.49)	(.23)
Net asset value, end of period	$24.98	$24.88	$24.91
Total Return	2.94%	1.86%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$216,737	$157,688	$124,024
Ratios to average net assets:
Net investment income (loss)	2.51%	1.97%	1.15%
Total expenses[c]	0.12%	0.11%	0.24%
Net expenses[c,d]	0.12%	0.11%	0.21%
Portfolio turnover rate	37%	33%	25%

[a] Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio t turnover rate, have been annualized.
[b] Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c] Does not include expenses of the underlying funds in which the Fund invests.
[d] Net expense information reflects the expense ratios after expense waivers.
* Amount is less than $0.01.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[a]
Per Share Data
Net asset value, beginning of period	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income[b]	.60	.49	.21
Net gain (loss) on investments (realized and unrealized)	.13	(.02)	(.09)
Total from investment operations	.73	.47	.12
Less distributions from:
Net investment income	(.60)	(.49)	(.21)
Return of capital	—	—	(.01)
Total distributions	(.60)	(.49)	(.22)
Net asset value, end of period	$25.01	$24.88	$24.90
Total Return	2.98%	1.89%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,278	$127,806	$125,138
Ratios to average net assets:
Net investment income	2.42%	1.96%	1.53%
Total expenses[c]	0.15%	0.12%	0.19%
Net expenses[c,d]	0.15%	0.12%	0.16%
Portfolio turnover rate	31%	41%	27%

[a]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

At September 30, 2016, the Trust consisted of four separate funds. This report covers the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (each a “Fund” and together the “Funds”).

Guggenheim Partners Investment Management, LLC  d/b/a Guggenheim Investments (“GI” or the “Investment Adviser”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as the distributor for the Trust. GI and GFD are affiliated entities.

On October 4, 2016, RFS was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of the Adviser. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC ("MUIS").This change has no impact on the financial statements of the Fund.

Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price. U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers

NOTES TO FINANCIAL STATEMENTS

who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2016.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS

F. Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Funds until the contracts are closed. When the contracts are closed, realized gains and losses are recorded and included on the Statement of Operations in foreign currency transactions.

G. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds’ Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds’ Statement of Operations.

H. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

I. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended September 30, 2016, there were no earnings credits received.

J. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

K. Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. Fees and Other Transactions
Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

MUIS provides transfer agent services to each Fund for an annual fee of $12,000 per Fund.

MUIS also provides accounting and administrative services to each Fund at an annual rate of 0.05% per Fund, based on the average daily net assets of each Fund.  Each Fund is subject to an annual minimum and maximum fee of $50,000 and $100,000, respectively.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to the Funds, as applicable, based on relative net assets.

If a Fund invests in an affiliated fund, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended September 30, 2016, the Funds did not waive fees or reimburse other expenses.

3. Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market,

NOTES TO FINANCIAL STATEMENTS

the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information
The Funds intend to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

As of September 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Strategy Fund I	$406,689,889	$1,179,707	$(1,082,284)	$97,423
Guggenheim Strategy Fund II	358,387,717	1,358,969	(960,848)	398,121
Guggenheim Strategy Fund III	214,978,460	1,129,226	(536,766)	592,460
Guggenheim Variable Insurance Strategy Fund III	131,599,693	704,878	(395,902)	308,976

Tax components of accumulated earnings (accumulated losses) as of September 30, 2016, were as follows:

NOTES TO FINANCIAL STATEMENTS

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences
Guggenheim Strategy Fund I	$449,783	$-	$97,423	$(109,059)	$(522,798)
Guggenheim Strategy Fund II	608,849	-	398,122	(49,016)	(653,149)
Guggenheim Strategy Fund III	458,266	-	592,460	(132,913)	(483,202)
Guggenheim Variable Insurance Strategy Fund III	273,048	-	308,976	(32,494)	(287,701)

Distributions to Shareholders:

The tax character of distributions paid during the year ended September 30, 2016, was as follows:

Fund	Ordinary Income
Guggenheim Strategy Fund I	$8,848,857
Guggenheim Strategy Fund II	7,028,410
Guggenheim Strategy Fund III	5,040,828
Guggenheim Variable Insurance Strategy Fund III	3,141,768

The tax character of distributions paid during the year ended September 30, 2015, was as follows:

Fund	Ordinary Income
Guggenheim Strategy Fund I	$9,087,462
Guggenheim Strategy Fund II	4,355,509
Guggenheim Strategy Fund III	2,863,855
Guggenheim Variable Insurance Strategy Fund III	2,469,637

As of September 30, 2016, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to paydowns on asset backed securities and realized gains and losses on foreign currency transactions. Net investment income, net realized gains and net assets were not affected by these changes.
Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
Guggenheim Strategy Fund I	$-	$(35,925)	$35,925
Guggenheim Strategy Fund II	-	(18,735)	18,735
Guggenheim Strategy Fund III	-	(13,078)	13,078
Guggenheim Variable Insurance Strategy Fund III	-	(9,480)	9,480

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of September 30, 2016, capital loss carryforwards for the Funds were as follows:

	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim Strategy Fund I	$(109,059)	$-	$(109,059)
Guggenheim Strategy Fund II	(49,016)	-	(49,016)
Guggenheim Strategy Fund III	(132,913)	-	(132,913)
Guggenheim Variable Insurance Strategy Fund III	(32,494)	-	(32,494)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended September 30, 2016, the following capital loss carryforward amounts were used:

NOTES TO FINANCIAL STATEMENTS

Amount
Guggenheim Strategy Fund I	$375,470
Guggenheim Strategy Fund II	169,254
Guggenheim Strategy Fund III	49,772
Guggenheim Variable Insurance Strategy Fund III	89,776

5. Securities Transactions
For the year ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$284,654,068	$282,009,884
Guggenheim Strategy Fund II	184,166,660	163,694,955
Guggenheim Strategy Fund III	117,854,092	68,700,894
Guggenheim Variable Insurance Strategy Fund III	45,040,408	38,021,624

6. Repurchase Agreements
Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of September 30, 2016, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund I	Mizuho Securities Company Ltd. 1.49% due 12/20/16	$7,184,000	$7,208,084	LSTAR Securities Investment Ltd., 4.03% due 11/01/17	$8,804,000	$8,451,752
Guggenheim Strategy Fund II	Mizuho Securities Company Ltd. 1.49% due 12/20/16	4,240,000	4,254,215	LSTAR Securities Investment Ltd., 4.03% due 11/01/17	5,196,000	4,988,212

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ Investment Adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

7. Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

NOTES TO FINANCIAL STATEMENTS

Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Each Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.

A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. Forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risk may arise from the potential inability of a  counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

As of September 30, 2016, the Guggenheim Strategy Fund I had the following forward foreign currency exchange contracts outstanding:
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 9/30/16	Net Unrealized (Depreciation)
JPY	840,000,000
for USD	8,278,268	BNP Paribas	12/19/16	$ 8,278,268	$ 8,313,355	$ (35,087)
Total unrealized depreciation for forward foreign currency exchange contracts						$ (35,087)

As of September 30, 2016, the Guggenheim Strategy Fund II had the following forward foreign currency exchange contracts outstanding:
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 9/30/16	Net Unrealized (Depreciation)
JPY	740,000,000
for USD	7,292,760	BNP Paribas	12/19/16	$ 7,292,760	$ 7,323,670	$ (30,910)
Total unrealized depreciation for forward foreign currency exchange contracts						$ (30,910)

As of September 30, 2016, the Guggenheim Strategy Fund III had the following forward foreign currency exchange contracts outstanding:
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 9/30/16	Net Unrealized (Depreciation)
JPY	440,000,000
for USD	4,336,236	BNP Paribas	12/19/16	$ 4,336,235	$ 4,354,614	$ (18,379)
Total unrealized depreciation for forward foreign currency exchange contracts						$ (18,379)

As of September 30, 2016, the Guggenheim Variable Insurance Strategy Fund III had the following forward foreign currency exchange contracts outstanding:
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 9/30/16	Net Unrealized (Depreciation)
JPY	270,000,000
for USD	2,660,872	BNP Paribas	12/19/16	$ 2,660,872	$ 2,672,150	$ (11,278)
Total unrealized depreciation for forward foreign currency exchange contracts						$ (11,278)

Summary of Derivatives Information
The following table presents the types of derivatives in each Fund by location as presented on the Statement of Assets Liabilities as of September 30, 2016.

NOTES TO FINANCIAL STATEMENTS

Statement of Asset and Liabilities Presentation of Fair Values of Derivative Instruments:
	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Guggenheim Strategy Fund I Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	$-	Unrealized depreciation on forward foreign currency exchange contracts	$35,087
Guggenheim Strategy Fund II Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	$-	Unrealized depreciation on forward foreign currency exchange contracts	$30,910
Guggenheim Strategy Fund III Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	$-	Unrealized depreciation on forward foreign currency exchange contracts	$18,379
Guggenheim Variable Insurance Strategy Fund III Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	$-	Unrealized depreciation on forward foreign currency exchange contracts	$11,278

Effect of Derivative Instruments on the Statement of Operations:
Amount of Realized Gain (Loss) on Derivatives
Primary Risk Exposure	Foreign Currency Transactions
Guggenheim Strategy Fund I Foreign exchange risk	$(37,911)
Guggenheim Strategy Fund II Foreign exchange risk	$(33,398)
Guggenheim Strategy Fund III Foreign exchange risk	$(19,859)
Guggenheim Variable Insurance Strategy Fund III Foreign exchange risk	$(12,186)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Primary Risk Exposure	Foreign Currency Translations
Guggenheim Strategy Fund I Foreign exchange risk	$(35,087)
Guggenheim Strategy Fund II Foreign exchange risk	$(30,909)
Guggenheim Strategy Fund III Foreign exchange risk	$(18,379)
Guggenheim Variable Insurance Strategy Fund III Foreign exchange risk	$(11,278)

Derivative Volume
Forward Foreign Currency Exchange Contracts:
The Funds had the following activity in forward foreign currency exchange contracts during the year ended September 30, 2016:

NOTES TO FINANCIAL STATEMENTS

Guggenheim Strategy Fund I
Average Settlement Value Purchased	$ 8,245,290[1]
Average Settlement Value Sold	$ 8,341,063[2]

Guggenheim Strategy Fund II
Average Settlement Value Purchased	$ 7,263,708[1]
Average Settlement Value Sold	$ 7,348,080[2]

Guggenheim Strategy Fund III
Average Settlement Value Purchased	$ 4,318,962[1]
Average Settlement Value Sold	$ 4,369,128[2]

Guggenheim Variable Insurance Strategy Fund III
Average Settlement Value Purchased	$ 2,650,272[1]
Average Settlement Value Sold	$ 2,681,056[2]

1  Represents the period from September 16, 2016 to September 20, 2016.
2 Represents the period from September 16, 2016 to September 30, 2016.

8. Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not off set derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with GAAP.

NOTES TO FINANCIAL STATEMENTS

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Financial Instruments	Net Amount
Guggenheim Strategy Fund I Forward Foreign Currency Exchange Contracts	$35,087	$ -	$35,087	$ -	$ -
Guggenheim Strategy Fund II Forward Foreign Currency Exchange Contracts	$30,910	$ -	$30,910	$ -	$ -
Guggenheim Strategy Fund III Forward Foreign Currency Exchange Contracts	$18,379	$ -	$18,379	$ -	$ -
Guggenheim Variable Insurance Strategy Fund III Forward Foreign Currency Exchange Contracts	$11,278	$ -	$11,278	$ -	$ -

9. Line of credit
The Trust and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed.  A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program.  For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests.  Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.50% at September 30, 2016), plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount.  The Funds did not have any borrowings under this agreement as of and for the period ended September 30, 2016.

On October 6, 2017, the Trust and certain affiliated funds, renewed the line of credit from Citibank, N.A., with an increased commitment amount to $1,000,000,000.  Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.50% at September 30, 2016), plus 1/2 of 1%.  All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.  The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount.

The allocated interest expense amount for each Fund is referenced in the Statement of Operations under “Interest Expense”.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Guggenheim Strategy Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Guggenheim Strategy Funds Trust (comprised of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III) (the “Funds”) as of September 30, 2016, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian, brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Guggenheim Strategy Funds Trust at September 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
November 29, 2016

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

In January 2017, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2016.

The Trust's investment income(dividend income plus short-term gains, if any) qualifies as follows:

Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

	Dividend
Fund	Received Deduction
Guggenheim Strategy Fund I	0.04%
Guggenheim Variable Insurance Strategy Fund III	0.01%

Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

	Qualified
Fund	Dividend Income
Guggenheim Strategy Fund I	0.04%
Guggenheim Variable Insurance Strategy Fund III	0.01%

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending September 30, 2016, the Fund had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively

	Qualified	Qualified
Fund	Interest	Short-Term
	Income	capital gain
Guggenheim Strategy Fund I	64.69%	0.00%
Guggenheim Strategy Fund II	64.34%	0.00%
Guggenheim Strategy Fund III	64.95%	0.00%
Guggenheim Variable Insurance Strategy Fund III	62.12%	0.00%

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.

The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2013	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	101	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2013	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	97	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2013	Current: President, Washburn University (1997-present).	97	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2013	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	97	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2013	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	97	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2013	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016). Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	103	Current: Edward-Elmhurst Healthcare System (2012-present).

SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Maynard F. Oliverius (1943)	Trustee	Since 2013	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	97
Current:  Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2013	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	100	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2013	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present);
Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

SUPPLEMENTAL INFORMATION (Unaudited)

Officers
The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith Kemp (1960)	Assistant Treasurer	Since 2016
Current: Managing Director of Transparent Value, LLC (April 2015- present); Managing Director of Guggenheim Investments (April 2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013
Current:  CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present).  Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former:  CCO, Guggenheim Distributors, LLC (2009- 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013
Current:  AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former:  AML Officer, Guggenheim Distributors, LLC (2013- 2014).

SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration,  Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group, LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2013
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*   The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

TRUST INFORMATION

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Partners Investment Management, LLC
Donald C. Cacciapaglia*	Santa Monica, CA
Donald A. Chubb, Jr.
Jerry B. Farley	Distributor
Roman Friedrich III	Guggenheim Funds Distributors, LLC
Robert B. Karn III	Rockville, MD
Ronald A. Nyberg
Maynard F. Oliverius	Accounting Agent, Administrator and Transfer Agent
Ronald E. Toupin, Jr., Chairman	MUFG Investor Services (US), LLC
Rockville, MD
*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.
Custodian The Bank of New York Mellon Corp. New York, NY

Principal Executive Officers	Legal Counsel
Donald C. Cacciapaglia	Dechert LLP
President and Chief Executive Officer	New York, NY

Amy J. Lee	Independent Registered Public
Vice President and Chief Legal Officer	Accounting Firm
Ernst & Young LLP
Mark E. Mathiasen	McLean, VA
Secretary

Elisabeth Miller
Chief Compliance Officer

Alison Santay
AML Officer

John L. Sullivan
Chief Financial Officer and Treasurer

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Partners Investment Management, LLC employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

TRUST INFORMATION

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

APPROVAL OF ADVISORY AGREEMENTS – STRATEGY FUNDS TRUST
Guggenheim Strategy Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue shares of beneficial interest in series, with each such series representing interests in a separate portfolio of securities and other assets.  The Trust currently includes the following series (each, a “Fund,” and collectively, the “Funds”):
• Guggenheim Strategy Fund I (“Strategy Fund I”)	• Guggenheim Strategy Fund II (“Strategy Fund II”)
• Guggenheim Strategy Fund III (“Strategy Fund III”)	• Guggenheim Variable Insurance Strategy Fund III (“VI Strategy Fund”)
Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), serves as each Fund’s investment adviser pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GPIM (the “Advisory Agreement”).  (Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.”  “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Guggenheim Funds Investment Advisors, LLC, Security Investors, LLC and other affiliated investment management businesses.)
Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM is responsible for providing each Fund with investment research, advice and supervision and arranging for the purchase of securities for, and the sale of securities held in, each Fund’s portfolio and provides certain personnel and facilities for the Trust in connection with such services.
Following an initial two-year term, the Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.  At meetings held in person on April 27, 2016 (the “April Meeting”) and on May 17, 2016 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.
As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”).  Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts.  The Committee took into account various materials received from Guggenheim and Independent Legal Counsel.  Recognizing that the evaluation process with respect to the services provided by GPIM is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds.
In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities.  The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons.  In evaluating the data presented in the FUSE reports, the Committee took into account the challenges that exist in developing appropriate peer groups for the Funds, the shares of which are not, and are not expected to be, registered under the Securities Act of 1933, as amended (the “1933 Act”) because such shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.  In this connection, only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.  The Committee assessed the data provided in the FUSE reports in light of the foregoing challenges, and, in this regard, considered commentary provided by Guggenheim regarding the notable distinctions between the Funds and the FUSE peer group constituents.
In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees.  Guggenheim also made a presentation at the April Meeting which, among other things, addressed areas identified for discussion by the Independent Trustees and Independent Legal Counsel.  Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Review Materials”).
The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel.  Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.
Nature, Extent and Quality of Services Provided by the Adviser:  With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing compliance oversight, as well as the supervisors and reporting lines for such personnel.  In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser.  The Committee also considered Guggenheim’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements, and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim’s Chief Risk Officer.  The Committee also noted updates by Guggenheim to certain compliance programs, including with respect to Code of Ethics monitoring, and the implementation of additional forensic testing.  The Committee took into consideration the settlement of a regulatory matter concerning GPIM and remedial steps taken in response by Guggenheim to enhance its organizational structure for compliance.  In this connection, the Committee considered information provided by Guggenheim regarding the findings of an independent compliance consultant retained to review GPIM’s compliance program and the consultant’s conclusion that the program is reasonably designed to prevent and detect violations of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder.  In addition, in connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, accounting agent, custodian and other service providers to the Funds.
The Committee also noted the distinctive nature of the Funds, which are operated as underlying investment options to other funds and accounts managed by Guggenheim Investments as part of a specific investment strategy for the investing funds and accounts, and that the Funds are not publicly offered as a separate investment product.
With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”).  (Thereafter, the Committee received the audited consolidated financial statements of GPIMH and the audited financial statements of GPIM as supplemental information.)
The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.
Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance:  The Committee considered the Funds’ investment performance by reviewing the Funds’ total returns for the since-inception, one-year and three-month periods ended December 31, 2015, noting that the Funds did not commence operations until March 2014.  The Committee compared each Fund’s performance to the performance of a universe of other ultra-short institutional bond funds (or institutional class) identified by FUSE for the same time period (the “Performance Universe”).  The Committee noted that the FUSE report included fee and expense data for both the Performance Universe, as well as a smaller group of comparable peer funds also identified by FUSE (the “Peer Group”), with the exception of VI Strategy Fund as to which its Performance Universe constituents were the same as the Peer Group constituent funds.
The Committee noted that each Fund’s investment results were consistent with its investment objective to seek a high level of income consistent with preservation of capital.  The Committee also observed that each Fund outperformed the median return of its Performance Universe for the since-inception, one-year and three-month periods ended December 31, 2015, ranking in the first quartile for each period.
After reviewing the foregoing and related factors, the Committee concluded that each Fund’s performance was acceptable.
Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds:  The Committee considered that pursuant to the Advisory Agreement the Funds do not pay the Adviser an advisory fee.  The Committee also considered that, although the Adviser receives no revenues under the Advisory Agreement and, therefore, no direct profit, the Adviser may be deemed to benefit indirectly from arrangements whereby an affiliate, Rydex Fund Services, LLC (“RFS”), currently receives fees from the Funds for  (i) providing certain administrative and accounting services pursuant to a fund accounting and administration agreement, and (ii) maintaining the books and records of the Funds’ shareholders pursuant to a transfer agency agreement.  (RFS is a subsidiary of Rydex Holdings, LLC and an indirect subsidiary of GPIMH, the holding company for Guggenheim Investments.) The Committee reviewed the compensation arrangements for the provision of the foregoing services in connection with the 2016 contract review process for other registered investment companies in the Guggenheim complex (“Guggenheim Funds”).  The Committee also compared each Fund’s total net expense ratio to the Peer Group and noted each Fund’s percentile rankings in this regard.  The Committee also reviewed the average and median expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses and fee waivers/reimbursements) of the Peer Group.  Each Fund’s total net expense ratio was below the average and median expense ratios of the Peer Group.
In considering the costs of services provided and profits realized by Guggenheim Investments generally from its relationship with the Guggenheim Funds, the Committee reviewed a profitability analysis and data from management, which included information concerning the profitability of RFS as to each product suite and reported a negative margin with respect to the Trust.  In assessing the foregoing, the Committee took into account the conclusion of an independent accounting firm that the methodology used by Guggenheim Investments for calculating profitability rates was reasonable.
Economies of Scale:  The Committee did not consider economies of scale to be relevant given that no advisory fee was paid.
Overall Conclusions
Based on the foregoing, the Committee determined that the continuation of the Advisory Agreement is in the best interest of each Fund, in light of the extent and quality of the services provided and other benefits received by the Adviser and the advisory fee structure.  In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors.  At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term. Thereafter, on May 18, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement for an additonal annual term.

Item 2.  Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").
(b) No information need be disclosed pursuant to this paragraph.
(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.
(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.
(e) Not applicable.
(f)   (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).
(2) Not applicable.
(3) Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Robert B. Karn III and Dr. Jerry B. Farley.  Mr. Karn qualifies as an audit committee financial expert by virtue of his experience as a managing partner in a public accounting firm, which included an understanding of generally accepted accounting principles (“GAAP”) in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of financial statements using GAAP. Dr. Farley qualifies as an audit committee financial expert by virtue of his experience at educational institutions, where his business responsibilities have included all aspects of financial management and reporting.
 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)
Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $135,880 and $132,910 for the fiscal years ending September 30, 2016 and September 30, 2015, respectively.
(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending September 30, 2016 and September 30, 2015, respectively.
The registrant’s principal accountant did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.
(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $31,146 and $30,239 for the fiscal years ending September 30, 2016 and September 30, 2015, respectively.
The registrant’s principal accountant did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.
(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs 4(a) through 4(c) of this Item were $0 and $0 for the fiscal years ending September 30, 2016 and September 30, 2015, respectively.
The registrant’s principal accountant did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.
 (e)  Audit Committee Pre-Approval Policies and Procedures.
(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee’s Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

V.B.2.Pre-approve any engagement of the independent auditors to provide any non-prohibited services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).
(a)	The categories of services to be reviewed and considered for pre-approval include the following (collectively, “Identified Services”):

    Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services
•	Recurring tax services:
o	Preparation of Federal and state income tax returns, including extensions
o	Preparation of calculations of taxable income, including fiscal year tax designations
o	Preparation of annual Federal excise tax returns (if applicable)
o	Preparation of calendar year excise distribution calculations
o	Calculation of tax equalization on an as-needed basis
o	Preparation of the estimated excise distribution calculations on an as-needed basis
o	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o	Provision of tax compliance services in India for Funds with direct investments in India
o	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes

•	Permissible non-recurring tax services upon request:
o	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards
o	Assistance with calendar year shareholder reporting designations on Form 1099
o	Assistance with corporate actions and tax treatment of complex securities and structured products

o	Assistance with IRS ruling requests and calculation of deficiency dividends
o	Conduct training sessions for the Adviser’s internal tax resources
o	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o	RIC qualification reviews
o	Tax distribution analysis and planning
o	Tax authority examination services
o	Tax appeals support services
o	Tax accounting methods studies
o	Fund merger, reorganization and liquidation support services
o	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c)
For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e)
All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter.  The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f)
The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular quarterly meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

V.B.3. Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $31,146 and $68,824 for the fiscal years ending September 30, 2016 and September 30, 2015, respectively.
(h)  Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a) The Audit Committee was established as a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the registrant is composed of Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.
(b) Not applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)(1) Code of Ethics for Chief Executive and Senior Financial Officers.
 (a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:                  /s/ Donald C. Cacciapaglia
Name:              Donald C. Cacciapaglia
Title: President and Chief Executive Officer
Date:                November 29, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:                   /s/ Donald C. Cacciapaglia
Name:              Donald C. Cacciapaglia
Title: President and Chief Executive Officer
Date:                November 29, 2016
By:                   /s/ John L. Sullivan
Name:              John L. Sullivan
Title: Chief Financial Officer and Treasurer
Date:                November 29, 2016